Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Feb. 15, 2013 Class B Capital Stock [Member]	Feb. 15, 2013 Capital Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	MONARCH CEMENT CO
Entity Central Index Key	0000067517
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			1,416,634	2,597,000
Trading Symbol	mcem
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 65,825,078

Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,440,959		$ 1,123,870
Receivables, less allowances of $636,000 in 2012 and $670,000 in 2011 for doubtful accounts	17,235,220		15,970,034
Inventories, priced at cost which is not in excess of market-
Finished cement	5,385,586		3,963,233
Work in process	3,040,112		1,353,361
Building products	4,324,133		4,236,266
Fuel, gypsum, paper sacks and other	6,760,554		6,416,618
Operating and maintenance supplies	13,244,419		11,892,887
Total inventories	32,754,804		27,862,365
Refundable federal and state income taxes	1,441,206		353,199
Deferred income taxes	750,000		750,000
Prepaid expenses	658,369		631,461
Total current assets	54,280,558		46,690,929
Property, Plant and Equipment, at cost, less accumulated depreciation and depletion of $193,109,379 in 2012 and $182,427,598 in 2011	83,179,004		86,719,411
Deferred Income Taxes	14,964,458	[1]	18,416,410	[1]
Investments	27,380,650		20,026,704
Other Assets	1,483,475		1,801,356
Total Assets	181,288,145		173,654,810
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	11,186,677		5,451,853
Line of credit payable	0		4,844,469
Current portion of term loan	1,237,816		2,920,023
Current portion of other long-term debt	175,000		175,000
Dividends	923,136		1,846,272
Compensation and benefits	3,284,587		3,232,168
Miscellaneous taxes	1,050,419		594,715
Other	1,883,211		2,210,549
Total current liabilities	19,740,846		21,275,049
Long-Term Debt	9,683,965		7,303,137
Accrued Postretirement Benefits	36,262,992		33,327,243
Accrued Pension Expense	13,241,529		13,676,003
STOCKHOLDERS' EQUITY:
Capital stock	6,490,117		6,424,578
Additional paid-in-capital	2,485,125		2,485,125
Retained earnings	97,214,376		97,751,202
Accumulated other comprehensive loss	(7,374,773)		(12,197,034)
Total stockholders' equity	102,358,813		98,073,378
Liabilities and Equity, Total	181,288,145		173,654,810
Class B Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	$ 3,543,968		$ 3,609,507

[1]	net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for receivables	$ 636,000	$ 670,000
Accumulated depreciation and depletion	$ 193,109,379	$ 182,427,598
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	2,596,047	2,569,831
Capital stock, shares outstanding	2,596,047	2,569,831
Class B Capital Stock [Member]
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	1,417,587	1,443,803
Capital stock, shares outstanding	1,417,587	1,443,803

Condensed Consolidated Statements Of Income (Loss) And Retained Earnings (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Income (Loss) And Retained Earnings [Abstract]
NET SALES	$ 151,773,984	$ 122,064,884	$ 121,184,834
COST OF SALES	135,142,366	108,962,580	104,977,712
Gross profit from operations	16,631,618	13,102,304	16,207,122
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	16,329,267	16,078,118	16,064,990
Income (loss) from operations	302,351	(2,975,814)	142,132
OTHER INCOME (EXPENSE):
Interest income	38,829	90,716	120,071
Interest expense	(450,422)	(502,546)	(540,439)
Loss on impairment of equity investments	0	(415,287)	(858,787)
Gain (loss) on sale of equity investments	4,173,141	5,051,406	(79,793)
Dividend income	71,177	285,283	249,929
Other, net	250,641	258,550	890,809
Other Income (Expense), Total	4,083,366	4,768,122	(218,210)
INCOME (LOSS) BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES	4,385,717	1,792,308	(76,078)
PROVISION FOR (BENEFIT FROM) INCOME TAXES	1,230,000	240,000	(300,000)
NET INCOME	$ 3,155,717	$ 1,552,308	$ 223,922
Basic earnings per share	$ 0.79	$ 0.38	$ 0.06

Condensed Consolidated Statements Of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
NET INCOME (LOSS)	$ 3,155,717	$ 1,552,308	$ 223,922
UNREALIZED APPRECIATION (DEPRECIATION) ON AVAILABLE FOR SALE SECURITIES (Net of deferred tax expense of $5,660,000, $352,000, and $1,972,000 for 2012, 2011, and 2010, respectively)	8,493,141	524,119	2,959,420
RECLASSIFICATION ADJUSTMENT FOR SALE OF SECURITIES INCLUDED IN NET INCOME (LOSS) (Net of deferred tax expense of $1,668,000, $2,024,000 and ($32,000), for 2012, 2011, and 2010, respectively)	(2,505,141)	(3,027,406)	47,793
RECLASSIFICATION ADJUSTMENT FOR WRITE-DOWN OF SECURITIES INCLUDED IN NET INCOME (LOSS)(Net of deferred tax expense (benefit) of $0, ($168,000) and ($344,000), for 2012, 2011, and 2010, respectively)	0	247,287	514,787
MINIMUM PENSION LIABILITY (Net of deferred tax benefit of $(400,000), $(910,000), and $(300,000), for 2012, 2011, and 2010, respectively)	(601,778)	(1,366,399)	(453,765)
POSTRETIREMENT LIABILITY (Net of deferred tax espense (benefit) of $(375,000), $1,400,000, and $(1,050,000) for 2012, 2011, and 2010, respectively)	(563,961)	2,099,783	(908,310)
COMPREHENSIVE INCOME	$ 7,977,978	$ 29,692	$ 2,383,847

Condensed Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Deferred tax expense (benefit) for unrealized appreciation on available for sale securities	$ 5,660,000	$ 352,000	$ 1,972,000
Deferred tax expense (benefit) for reclassification adjustment for realized (gains) losses included in net income (loss)	1,668,000	2,024,000	(32,000)
Deferred tax expense (benefit) for reclassification adjustment for write-down of securities	0	(168,000)	(344,000)
Deferred tax expense (benefit) for minimum pension liability	(400,000)	(910,000)	(300,000)
Deferred tax expense (benefit) for postretirement liability	$ (375,000)	$ 1,400,000	$ (1,050,000)

Consolidated Statements Of Stockholders' Equity (USD $)	Capital Stock [Member]	Class B Capital Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2009	$ 6,331,158	$ 3,729,337	$ 0	$ 105,989,712	$ 0	$ (12,834,343)	$ 103,215,864
Net income	0	0	0	223,922	0	0	223,922
Dividends declared	0	0	0	(3,697,119)	0	0	(3,697,119)
Transfer of shares	27,612	(27,612)	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(273,901)	0	(273,901)
Retirement of treasury stock	(27,950)	0	0	(245,951)	273,901	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	3,522,000	3,522,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(453,765)	(453,765)
Adjustment to recognize postretirement liability	0	0	0	0	0	(908,310)	(908,310)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2010	6,330,820	3,701,725	0	102,270,564	0	(10,674,418)	101,628,691
Net income	0	0	0	1,552,308	0	0	1,552,308
Dividends declared	0	0	0	(3,720,573)	0	0	(3,720,573)
Transfer of shares	92,218	(92,218)	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(2,613,932)	0	(2,613,932)
Retirement of treasury stock	(262,835)	0	0	(2,351,097)	2,613,932	0	0
Issuance of 105,750 shares with market value $23.50 per share over par	264,375	0	2,485,125	0	0	0	2,749,500
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	(2,256,000)	(2,256,000)
Adjustment to recognize minimum pension liability	0	0	0	0	0	(1,366,399)	(1,366,399)
Adjustment to recognize postretirement liability	0	0	0	0	0	2,099,783	2,099,783
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2011	6,424,578	3,609,507	2,485,125	97,751,202	0	(12,197,034)	98,073,378
Net income	0	0	0	3,155,717	0	0	3,155,717
Dividends declared	0	0	0	(3,692,543)	0	0	(3,692,543)
Transfer of shares	65,539	(65,539)	0	0	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	5,988,000	5,988,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(601,778)	(601,778)
Adjustment to recognize postretirement liability	0	0	0	0	0	(563,961)	(563,961)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2012	$ 6,490,117	$ 3,543,968	$ 2,485,125	$ 97,214,376	$ 0	$ (7,374,773)	$ 102,358,813

Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Dividends declared per share	$ 0.92	$ 0.92	$ 0.92
Number of shares issued		105,750
Issuance of shares market value per share over par		$ 23.5

Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 3,155,717	$ 1,552,308	$ 223,922
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	12,000,952	11,677,640	11,742,667
Deferred income taxes	234,952	1,983	(1,118,615)
Gain on disposal of assets	(46,601)	(279,562)	(58,335)
Realized (gain) loss on sale of equity investments	(4,173,141)	(5,051,406)	79,793
Realized loss on impairment of equity investments	0	415,287	858,787
Gain on disposal of other assets	0	0	(700,000)
Postretirement benefits and pension expense	590,536	545,579	2,362,328
Change in assets and liabilities:
Receivables, net	(1,265,186)	(3,589,869)	541,937
Inventories	(4,892,439)	2,470,155	1,741,560
Refundable income taxes	(1,088,007)	(353,199)	310,795
Prepaid expenses	(26,908)	(505,674)	199,057
Other assets	43,896	(7,406)	2,442
Accounts payable and accrued liabilities	5,814,747	105,027	(2,281,418)
Net cash provided by operating activities	10,348,518	6,980,863	13,904,920
INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(8,137,693)	(7,909,389)	(6,205,837)
Proceeds from disposals of property, plant and equipment	68,596	317,102	120,176
Proceeds from disposals of other assets	0	0	700,000
Payment for acquisition of business, net of cash acquired	0	(534,392)	0
Payment for purchases of equity investments	0	(3,453,447)	(1,046,224)
Proceeds from disposals of equity investments	6,799,194	8,287,182	412,532
Net cash used for investing activities	(1,269,903)	(3,292,944)	(6,019,353)
FINANCING ACTIVITIES:
Increase (decrease) in line of credit, net	(4,734,331)	4,844,469	(511,944)
Proceeds from bank loans	3,134,565	0	0
Payments on bank loans	(2,178,255)	(2,952,328)	(2,731,213)
Payments on other long-term debt	(367,826)	(817,236)	(120,377)
Cash dividends paid	(4,615,679)	(3,720,289)	(3,702,262)
Purchases of capital stock	0	(2,613,932)	(273,901)
Net cash used for financing activities	(8,761,526)	(5,259,316)	(7,339,697)
Net increase (decrease) in cash and cash equivalents	317,089	(1,571,397)	545,870
Cash and Cash Equivalents, beginning of year	1,123,870	2,695,267	2,149,397
Cash and Cash Equivalents, end of year	1,440,959	1,123,870	2,695,267
Supplemental disclosures:
Interest paid, net of amount capitalized	450,422	502,546	545,034
Income taxes paid, net of refunds	2,083,677	721,938	(303,996)
Capital equipment additions included in accounts payable	157,126	86,264	12,495
Non-cash investing activities:
Issuance of 105,750 shares of capital stock related to acquisition of business	0	2,749,500	0
Note payable related to acquisition of business	$ 0	$ 927,443	$ 0

Condensed Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares of capital stock related to acquisition of business	105,750

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations And Summary Of Significant Accounting Policies

(1)        Nature of Operations and Summary of Significant Accounting Policies

(a)      Nature of Operations--The Monarch Cement Company (Monarch) is principally engaged in the manufacture and sale of portland cement. The marketing area for Monarch’s products consists primarily of the State of Kansas, the State of Iowa, southeast Nebraska, western Missouri, northwest Arkansas and northern Oklahoma. Sales are made primarily to contractors, ready-mixed concrete plants, concrete products plants, building materials dealers and governmental agencies. Subsidiaries of Monarch (which together with Monarch are referred to herein as the “Company”) sell ready-mixed concrete, concrete products and sundry building materials within Monarch’s marketing area.

(b)      Principles of Consolidation--Monarch has direct control of certain operating companies that have been deemed to be subsidiaries within the meaning of accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission. Accordingly, the financial statements of such companies have been consolidated with Monarch’s financial statements. All significant intercompany transactions have been eliminated in consolidation.

Pursuant to a Stock Purchase Agreement between Monarch and the owners of Kay Concrete Materials Co. (Kay Concrete) on April 15, 2011, Monarch acquired all of the issued and outstanding shares of common stock of Kay Concrete, a ready-mixed concrete company located in southwest Missouri. The purpose of the acquisition was to expand our ready-mixed concrete business in the region. The aggregate consideration paid by Monarch at closing was approximately $5.0 million consisting of $1.4 million cash, 105,750 shares of Monarch’s capital stock valued at $2.7 million based on the April 15, 2011 price per share of $26.00, and a note payable of $0.9 million. The amount of Kay Concrete’s revenue and earnings included in the Company’s consolidated income statement for the year ended December 31, 2011 is $3.0 million and $(0.5) million, respectively.

(c)      Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)      Reclassifications--Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the current year presentation. These reclassifications had no material effect on net earnings.

(e)      Cash Equivalents--The Company considers all liquid investments with original maturities of three months or less which we do not intend to roll over beyond three months to be cash equivalents. At December 31, 2012 and 2011, cash equivalents consisted primarily of money market investments and repurchase agreements with various banks.

The FDIC, through the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), has permanently raised the standard maximum deposit insurance amount (SMDIA) to fully guarantee all deposit accounts up to $250,000. In addition, the FDIC has adopted Section 343 of the Dodd-Frank Act, effective December 31, 2010, which provides for unlimited deposit insurance for noninterest-bearing transaction accounts for two years starting December 31, 2010. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC’s general deposit insurance rules.

At December 31, 2012, the Company had $1.3 million in sweep arrangement accounts that were not covered by FDIC’s general deposit insurance.

(f)       Investments--Equity securities for which the Company has no immediate plan to sell but that may be sold in the future are classified as available for sale. If the fair value of the equity security is readily determinable, it is carried at fair value and unrealized gains and losses are recorded, net of related income tax effects, in stockholders’ equity. Realized gains and losses, based on the specifically identified cost of the security, are included in net income. Equity securities whose fair value is not readily determinable are carried at cost unless the Company is aware of significant adverse effects which have impaired the investments.

 The Company does not participate in hedging activities and does not use derivative instruments.

(g)      Receivables--Accounts receivable are stated at the amount billed to customers. The Company provides an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are ordinarily due 30 days after the issuance of the invoice. Accounts past due are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

(h)      Inventories--Inventories of finished cement and work in process are recorded at the lower of cost or market on a last-in, first-out (LIFO) basis. Total inventories reported under LIFO amounted to $8.4 million and $5.3 million as of December 31, 2012 and 2011, respectively. Under the average cost method of accounting (which approximates current cost), these inventories would have been $3.2 million, $3.8 million, and $4.4 million higher than those reported at December 31, 2012, 2011 and 2010, respectively. The cost of manufactured items includes all material, labor, factory overhead and production-related administrative overhead required in their production.

We incurred a permanent reduction in the LIFO layers of work in process and cement inventories resulting in liquidation gains of $0.5 million for the year 2011. The liquidation gains were recognized as reductions of cost of sales. We did not incur any material liquidation gains in the LIFO layers for the years 2012 and 2010.

Other inventories are purchased from outside suppliers. Fuel and other materials are priced by the first-in, first-out (FIFO) method while operating and maintenance supplies are recorded using the average cost method.

Inventories of fuel, gypsum, paper sacks and other are used in the manufacture of cement. The operating and maintenance supplies consist primarily of spare parts for our cement manufacturing equipment.

(i)       Property, Plant and Equipment--Property, plant and equipment are stated at cost of acquisition or construction. The Company capitalizes the cost of interest on borrowed funds used to finance the construction of property, plant and equipment. During 2012, 2011, and 2010, the Company capitalized approximately $117,900, $86,500, and $121,700, respectively, of interest expense related to current construction projects.

As of December 31, 2012 and 2011, the amount of accounts payable related to property, plant and equipment was $157,126 and $86,264, respectively.

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Cost of Sales	$11,300,000	$11,000,000	$10,900,000
Selling, General and Administrative Expenses	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$12,000,000	$11,700,000	$11,700,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company’s buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets’ useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

The Company continually evaluates whether events or changes in circumstances have occurred that would indicate that the carrying amount of long-lived assets may not be recoverable. An impairment loss would be recognized and the asset cost would be adjusted to fair value when undiscounted estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The impairment loss would be the amount by which the carrying amount of a long-lived asset exceeds its fair value. Various factors that the Company considers in its review include changes in expected use of the assets, changes in technology, changes in operating performance and changes in expected future cash flows. No asset impairment was recognized during the years ended December 31, 2012 and 2011.

(j)       Other Current Liabilities--Accrued liabilities-Other contains approximately $0.5 million and $1.2 million related to prepayments held on account in 2012 and 2011, respectively.

(k)      Income Taxes--Deferred tax assets and liabilities are recognized for the tax effects of differences between the financial statement and tax bases of assets and liabilities.  A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

(l)       Revenue Recognition--The Company records revenue from the sale of cement, ready-mixed concrete, concrete products and sundry building materials following delivery of the products to customers.  In the event the Company receives advance payment on orders, we defer revenue recognition until the product is delivered.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Short-term contracts for specific projects are generally of three to six months in duration. Long-term contracts relate to specific projects with terms in excess of one year from the contract date. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. The majority of the long-term contracts will allow only scheduled billings and contain retainage provisions under which 5% to 10% of the contract invoicing may be withheld by the customer pending project completion. As of December 31, 2012, the amount of billed retainage which is included in accounts receivable was approximately $170,000, all of which is expected to be collected within one year. The amount of billed retainage which was included in accounts receivable at December 31, 2011 was approximately $129,000. The amount of unbilled revenue in accounts receivable was approximately $1,231,000 and $802,000 at December 31, 2012 and 2011, respectively. Unbilled revenue contained approximately $526,000 and $125,000 of not-currently-billable retainage at December 31, 2012 and 2011, respectively, which is expected to be collected within one year.

(m)     Cost of Sales--The Company considers all production and shipping costs, (gain) loss on disposal of operating assets, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs and internal transfer costs as cost of sales.

(n)      Selling, General and Administrative Expenses--Selling, general and administrative expenses consist of sales personnel salaries and expenses, promotional costs, accounting personnel salaries and expenses, director and administrative officer salaries and expenses, legal and professional expenses, and other expenses related to overall corporate costs.

(o)      Other, net--Other, net contains miscellaneous nonoperating income (expense) items excluding interest income, interest expense, gains (losses) on sale of equity investments, realized loss on impairment of equity investments, and dividend income. Significant items in Other, net for 2012 include farm income of approximately $149,000. Significant items in Other, net for 2011 include proceeds from scrap sales of approximately $150,000. Significant items in Other, net for 2010 include farm income of approximately $154,500, a gain of $700,000 related to the sale of a nonoperating asset, and proceeds from scrap sales of approximately $51,000.

(p)      Earnings per Share--Basic earnings per share is based on the weighted average common shares outstanding during each year. Diluted earnings per share are based on the weighted average common and common equivalent shares outstanding each year. Monarch has no common stock equivalents and therefore does not report diluted earnings per share. The weighted average number of shares outstanding was 4,013,634 in 2012, 4,033,817 in 2011, and 4,020,411 in 2010.

(q)      Taxes Collected from Customers and Remitted to Governmental Authorities--Taxes collected from customers and remitted to governmental authorities are presented in the accompanying consolidated statements of income on a net basis.

(r)       Self Insurance--The Company has elected to self-insure certain costs related to employee and retiree health and accident benefits programs. Costs resulting from self-insured losses are charged to income when incurred. Health benefits provided to employees in the Ready-Mixed Concrete Business and health and accident benefits provided to employees and retirees in the Cement Business are totally self-insured but are subject to an individual stop loss of $100,000 and $200,000 for the Ready-Mixed Concrete Business and the Cement Business, respectively, with an aggregate stop loss of 120% for both lines of business.

(s)      Disclosure about Fair Value of Financial Instruments--Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Cash and cash equivalents, receivables, accounts payable and short and long-term debt have carrying values that approximate fair values. Investment fair values equal quoted market prices, if available. If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities. If it is not practicable to estimate the fair value of an investment, the investment is recorded at cost and evaluated quarterly for events that may adversely impact its fair value.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Fair Value Measurement – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which updated the guidance in ASC Topic 820. The amendments in this ASU result in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure that U.S. GAAP and IFRS fair value measurements and disclosure requirements are described in the same way. The ASU also provides for certain changes in current GAAP disclosure requirements, for example with respect to the measurement of Level 3 assets and for measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity. The amendments in this update became effective for the Company beginning January 1, 2012 and did not have a material impact on our disclosures or our consolidated financial statements.

(t)       Intangibles - Goodwill and Other--In September 2011, the FASB issued ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” which was effective for fiscal years beginning after December 15, 2011. This ASU allows entities to first assess qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the two-step goodwill impairment test required under Topic 350, Intangible - Goodwill and Other. Topic 350 requires entities to test goodwill on an annual basis by comparing the fair value of a reporting unit to its carrying value including goodwill (Step 1). The second part of the test must be performed to measure the amount of impairment. Entities are not required to calculate the fair value of a reporting unit unless they conclude that it is more likely than not that the unit’s carrying value is greater than its fair value based on an assessment of events and circumstances. Entities may bypass the qualitative assessment during any reporting period. The Company performed a qualitative assessment of its goodwill during the fourth quarter of 2012 and the results of that assessment led to the conclusion that it was not necessary to perform the two-step goodwill impairment test.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments

(2)        Investments

Realized gains (losses) on equity investments are computed using the specific identification method. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs.  There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The aggregate amount of equity securities carried at cost, for which the Company has not elected the fair value option, was $2.6 million at December 31, 2012 and 2011. The remaining $24.8 million and $17.4 million in equity security investments at December 31, 2012 and 2011, respectively, are stated at fair value. The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2012 and 2011:

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2012:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$0	$0
General building materials industry	5,751,005	5,751,005	0	0
Oil and gas refining and marketing industry	6,532,981	6,532,981	0	0
Total assets measured at fair value	$24,761,746	$24,761,746	$0	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2011:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$0	$0
General building materials industry	4,583,882	4,583,882	0	0
Oil and gas refining and marketing industry	3,631,747	3,631,747	0	0
Residential construction industry	442,015	442,015	0	0
Total assets measured at fair value	$17,407,800	$17,407,800	$0	$0

Cash and cash equivalents have carrying values that approximate fair value using Level 1 prices. Receivables, accounts payable and long-term debt have carrying values that approximate fair values using Level 2 inputs. The Company’s valuation techniques used to measure the fair value of its marketable equity securities were derived from quoted prices in active markets for identical assets (Level 1 inputs). Investments that are recorded at cost are evaluated quarterly for events that may adversely impact their carrying value.

There were no transfers between levels and there were no significant changes in the valuation techniques during the period ended December 31, 2012. No reconciliation (roll forward) of the beginning and ending balances for Level 3 is presented since the Company does not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 inputs) at either of the dates reported in the table above. The Company has no liabilities at either date requiring remeasurement to fair value on a recurring basis in the balance sheet. The Company has no additional assets or liabilities at either date requiring remeasurement to fair value on a non-recurring basis in the balance sheet.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2012	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$0	$0	$15,379	$2,737	$15,379	$2,737
Total	$0	$0	$15,379	$2,737	$15,379	$2,737

December 31, 2011
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction
industry	0	0	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

Impairment Analysis

The Company owns stock in two privately-owned companies accounted for by the cost method; one in the brick industry and the other in the ethanol production industry. These investments were evaluated at December 31, 2012 and 2011 for impairment. The evaluations of the ethanol production industry investment for each period’s impairment analysis were based on the specific identification of shares held and quoted prices in markets that are not active (Level 2) and no impairments were identified. Since there is not an active market for the brick industry investment, the Company relied on a discounted future net cash flow valuation (Level 3 inputs) of the issuer for each period’s impairment analysis to determine if the average cost of shares were impaired and no impairment was identified. As a result of those evaluations, the Company does not consider these cost-method investments to be impaired at December 31, 2012 or 2011.

December 31, 2012--The Company’s investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company did not identify any other-than-temporary impairments in investments which would have resulted in a recognized loss in earnings of equity investments. The Company did identify some specific investments in available-for-sale equity securities that were not other-than-temporarily impaired resulting in the recognition of unrealized losses (see table above). These unrealized losses relate to investments in the common stock of one company in the cement industry. When the Company evaluated the impairment by comparing the specifically identified cost of each investment to market price as of January 25, 2013, the cement industry securities slightly recovered their temporary impairments. The Company evaluated the near-term prospects in relation to the severity of the impairments and the duration of the impairments. Based on that evaluation, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2012.

December 31, 2011--The Company’s investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company identified a $0.4 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.

In its fourth quarter evaluation, the Company identified some specific investments in available-for-sale equity securities it believed were temporarily impaired resulting in unrealized losses (see 2011 information in table above).  These unrealized losses relate to investments in the common stock of four companies, one in the residential construction industry and three in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each investment to market price as of January 17, 2012, the residential construction industry securities had recovered approximately 34% of their December 31, 2011 temporary impairment. The investments in one company in the cement industry remained virtually unchanged while the equity securities of the other two cement industry companies recovered approximately 93% and 60% of their December 31, 2011 temporary impairments. Based on those evaluations, the Company did not consider the investments to be other-than-temporarily impaired at December 31, 2011.

Investment Results--The investment results for the years ended December 31, 2012 and 2011 are as follows for available-for-sale equity securities carried at fair value:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$0	$12,480,000
General building materials industry	3,600,000	2,150,000	0	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	0	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$0	$24,760,000
Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

	Amortized	Gross Unrealized Holding		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$5,985,000	$2,765,000	$0	$8,750,000
General building materials industry	3,819,000	765,000	0	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	0	3,632,000
Residential construction industry	302,000	140,000	0	442,000
Total available-for-sale equity securities	$10,888,000	$6,520,000	$0	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

Investment-related cash flow information for December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Proceeds from sale of equity securities	$6,799,194	$8,287,182	$412,532
Realized gain (loss) on equity securities	4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary
impairment of equity securities	0	(415,287)	(858,787)

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

(3)        Property, Plant and Equipment

Property, plant and equipment and their estimated useful lives at December 31, 2012 and 2011 consisted of:

	Lives (Years)	2012	2011
Quarry land		$2,004,549	$2,004,549
Other land		8,659,314	8,611,090
Buildings and improvements	15 – 39	32,438,770	32,308,167
Cement manufacturing equipment	15 – 25	128,656,859	125,998,453
Ancillary equipment	5 – 10	13,371,257	13,279,851
Ready-mix and concrete production
machinery and equipment	5 – 15	36,169,037	35,550,946
Transportation and mobile equipment	3 – 7	44,353,311	43,355,665
Office machinery, equipment,
furniture and fixtures	3 – 10	3,051,858	2,897,792
Construction in process		7,583,428	5,140,496
		$276,288,383	$269,147,009
Less: Accumulated depreciation and depletion		193,109,379	182,427,598
		$83,179,004	$86,719,411

Line Of Credit And Long-Term Debt	12 Months Ended
Dec. 31, 2012
Line Of Credit And long-Term Debt [Abstract]
Line Of Credit And Long-Term Debt

(4)        Line of Credit and Long-Term Debt

On December 31, 2012, the Company entered into a new credit agreement with its current lender, BOKF, NA dba Bank of Oklahoma (Bank of Oklahoma), which amended and restated its existing credit agreement. The new agreement provides for a secured credit commitment consisting of a $10.0 million advancing term loan maturing December 31, 2015, a $10.0 million term loan maturing December 31, 2017, and a $15.0 million revolving loan maturing December 31, 2015. Interest rates on the Company’s advancing term loan and revolving loan are both variable and based on the rate of interest regularly published by the Wall Street Journal and designated as the U.S. Prime Rate (hereto referred to as the WSJ prime rate) less 1.50% with a 1.50% interest rate minimum or floor. Interest rates on the Company’s term loan are variable and based on the WSJ prime rate less 1.25% with a 1.75% interest rate minimum or floor. The new agreement requires the Company to pledge its investment account, receivable accounts, and inventory to Bank of Oklahoma as collateral for the advancing term loan, the term loan, and revolving loan. The Company is obligated to maintain at least $12.0 million in its pledged investment account. The carrying value of receivables, inventory and the investment account pledged as collateral was $17.2 million, $32.8 million and $24.7 million, respectively as of December 31, 2012. The agreement also contains financial covenants requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income (loss) of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income (loss) of $85.0 million. The Company was in compliance with these requirements at year end. After entering into the new agreement, as of December 31, 2012, the Company owed $10.0 million on its term loan, $0.1 million on its revolving loan, and $-0- on its advancing term loan.

The average outstanding balance on the revolving loan during 2012 and 2011 was approximately $5.6 million and $4.3 million, respectively. At December 31, 2012 and 2011, there was approximately $0.1 million and $4.8 million, respectively, borrowed against the revolving loan. Interest on the revolving loan varied with the lender’s national prime rate less 0.50% with a 3.50% interest rate minimum or floor for 2012 and 2011. The annual weighted average interest rate we paid on the revolving loan during 2012 and 2011 was 3.50%. Interest was payable quarterly and the applicable interest rate was 3.50% at December 31, 2011 and prior to the agreement on December 31, 2012. The interest rate after the agreement on December 31, 2012 was 1.75%.

As of December 31, 2012 and 2011, there was approximately $10.0 million and $9.0 million, respectively, borrowed on the term loan. Interest on the Company’s term loan was variable and was based on the lender’s national prime rate less 0.75% with a 3.00% interest rate minimum or floor for 2012 and 2011.  The annual weighted average interest rate we paid on the term loan during 2012 and 2011 was 3.25%. Principal and interest was payable quarterly and the applicable interest rate was 3.25% at December 31, 2011 and prior to the agreement on December 31, 2012. The interest rate after the agreement on December 31, 2012 was 2.00%.

At December 31, 2012 the $10.1 million in Note payable, bank in the table below is comprised of a $10.0 million term loan and $0.1 million revolving loan. The $0.8 million in Other long-term debt is comprised of a $0.3 million note related to the acquisition of Kay Concrete Materials Co. (Kay Concrete) and $0.5 million of noncompete payment obligations. At December 31, 2011 the $1.2 million in Other long-term debt is comprised of a $0.5 million note related to the acquisition of Kay Concrete and $0.7 million of noncompete payment obligations.

	2012	2011
Note payable, bank (a)	$10,110,137	$9,043,690
Other	811,644	1,179,470
	$10,921,781	$10,223,160

Less current maturity of bank note payable	1,237,816	2,920,023
Total long-term debt	$9,683,965	$7,303,137

(a) Term loan due December 31, 2017; payable $357,143 quarterly including interest.

Revolving loan due December 31, 2015.

Aggregate annual maturities of long-term debt as of December 31, 2012 are:

2013	$1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
$10,921,781

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(5)        Income Taxes

The components of the provision for federal and state income taxes in the accompanying consolidated statements of income are as follows:

	2012	2011	2010
Taxes currently payable	$995,000	$238,000	$134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense (benefit) is as follows:

	2012	2011	2010
Computed at statutory rate
(34%; over $10 million-35%)	$1,491,000	$609,000	$(25,000)
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

The tax effects of significant temporary differences relating to deferred taxes, net of valuation allowances, on the balance sheets were:

	2012	2011
Current:
Allowance for doubtful accounts	$255,000	$265,000
Accrued vacation	495,000	485,000
Net current deferred tax assets	$750,000	$750,000

Noncurrent:
Depreciation	$(1,345,000)	$(1,659,000)
Postretirement benefits	14,594,000	13,439,000
Pension liability	5,354,000	5,517,000
Unrealized holding gains	(6,600,000)	(2,608,000)
Tax carryforwards	978,000	1,435,000
Alternative minimum tax credit	352,000	470,000
Impairment on investments	719,000	941,000
Other, net	912,458	881,410
Net long-term deferred tax assets*	$14,964,458	$18,416,410

*net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Some of the Company’s subsidiaries file separate state income tax returns resulting in net operating loss carryforwards. In addition, some subsidiaries separately filed federal income tax returns in prior years which also resulted in net operating loss carryforwards. The provision (benefit) for income taxes and income tax liabilities recorded in the financial statements include those separate calculations. The deferred taxes resulting from these and other tax carryforwards are included in the above table net of valuation allowances. The valuation allowance has been used to reduce the tax benefit associated with the tax carryforwards. The following table presents the expiration dates of the Company’s carryforwards, net of valuation allowances, for tax purposes as of December 31, 2012:

Expiration	Tax
Date	Carryforwards
2015	$11,000
2016	50,000
2023	137,000
2024	263,000
2025	214,000
2026	131,000
2027	18,000
2028	40,000
2029	114,000
$978,000

The Company uses a recognition threshold of “more likely than not” that a tax position would be sustained upon examination before any part of the benefit of that position is recognized in the Company’s financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for years before 2010 or state income tax examinations for years before 2009. The Company believes it is not subject to any significant tax risk. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor were any significant interest expenses recognized during the years ended December 31, 2012, 2011 and 2010.

Pension And Postretirement Benefit Costs	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefit Costs [Abstract]
Pension And Postretirement Benefit Costs

(6)        Pension and Other Postretirement Benefits

Postretirement Benefits

Monarch provides certain postretirement health care and life insurance benefits to all retired employees in the Cement Business who, as of their retirement date, meet the eligibility requirements. These benefits are self-insured by Monarch and are paid out of Monarch’s general assets. Monarch expects 2013 cash expenditures for this plan to be approximately $1,630,000 which is equal to the net expected benefit payments for the year.

Monarch uses a December 31 measurement date for the plans. At December 31, 2012 and 2011, the current portion of the accrued benefit cost of approximately $1,630,000 and $1,600,000, respectively, is recorded in compensation and benefits.  Information about the plans’ funded status and postretirement cost follows:

	2012	2011
Change in benefit obligation
Beginning of year	$34,927,243	$36,557,978
Service cost	693,729	614,264
Interest cost	1,720,183	1,744,912
Actuarial (gain)/loss	1,658,462	(2,869,661)
Benefits paid*	(1,106,625)	(1,120,250)
Benefit obligation at end of year	$37,892,992	$34,927,243

Change in fair value of plan assets
Beginning of year	$0	$0
Employer contributions*	1,106,625	1,120,250
Benefits paid*	(1,106,625)	(1,120,250)
Fair value of plan asset at end of year	$0	$0

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Weighted Average Assumptions used to determine benefit obligations
	2012	2011
Discount rate	4.50%	5.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%

Funded status = year-end benefit liability	$(37,892,992)	$(34,927,243)

Accrued Postretirement Benefits represents the accumulated difference between actual contributions and actual expenses from past years. It is updated from the prior year as follows:

	2012	2011
A. Accrued postretirement benefits at beginning of year	$(23,429,049)	$(21,560,001)
B. Net periodic postretirement benefit cost	3,133,413	2,989,298
C. Employer contributions	1,167,785	1,186,222
D. Retiree drug subsidy	61,160	65,972
E. Accrued postretirement benefits at end of year	$(25,455,837)	$(23,429,049)
(A) - (B) + (C) - (D)

Following are the components of net periodic benefit cost:

	2012	2011	2010
Components of net periodic benefit cost
Service cost	$693,729	$614,264	$545,569
Interest cost	1,720,183	1,744,912	1,868,486
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	770,253	680,874	771,660
Net periodic benefit cost	$3,133,413	$2,989,298	$3,134,963

Weighted Average Assumptions used to determine net periodic postretirement benefit cost

	2012	2011	2010
Discount rate	5.00%	5.50%	6.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%	9% for fiscal 2010 decreasing 1%/yr to 5%

Amounts recognized in the balance sheets consist of:

	2012	2011
Current liability	$(1,630,000)	$(1,600,000)
Noncurrent liability	(36,262,992)	(33,327,243)
Net amount recognized	$(37,892,992)	$(34,927,243)

Amounts recognized in accumulated other comprehensive income consist of:

	2012	2011
Net actuarial loss	$12,553,882	$11,665,673
Prior service credit	(116,727)	(167,479)
	$12,437,155	$11,498,194

Other changes in benefit obligations recognized in other comprehensive income:

	2012	2011	2010
Current year actuarial (gain)/loss	$1,658,462	$(2,869,661)	$3,364,218
Amortization of actuarial loss	(770,253)	(680,874)	(771,660)
Amortization of prior service credit	50,752	50,752	50,752
Total recognized in other comprehensive income	$938,961	$(3,499,783)	$2,643,310

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic postretirement benefit cost in 2013:

Actuarial loss	$865,723
Prior service credit	(50,752)
Total	$814,971

The amortization schedule for prior service costs is as follows:

				12/31/2012
	Date	Initial		Outstanding	Annual
Description	Established	Amount	Initial Period	Balance	Amortization
Lifetime
Maximums	12/31/2009	$(268,983)	5.3 years	$(116,727)	$(50,752)

ASC Topic 715 requires the disclosure of the impact on certain items of a percentage point increase and decrease in the medical trend rates. These amounts are illustrated as follows:

	1% Increase	1% Decrease
Interest cost and service cost for 2012
Amount prior to change	$2,413,912	$2,413,912
Amount after 1 percentage point change	2,855,717	2,061,612
Increase (decrease)	441,805	(352,300)

Accumulated postretirement benefit obligation at December 31, 2012
Amount prior to change	37,892,992	37,892,992
Amount after 1 percentage point change	43,406,649	32,592,525
Increase (decrease)	5,513,657	(5,300,467)

On December 8, 2003, the Medicare Prescription Drug Improvement Modernization Act of 2003 (the Act) was signed into law. The Act introduces a prescription drug benefit under Medicare Part D, as well as a federal subsidy of sponsors of retiree health care benefit plans that provide benefits at least actuarially equivalent to Medicare Part D. The Company has concluded that the benefits provided to most of our retirees are actuarially equivalent to Medicare Part D under the Act.

The accumulated postretirement benefit obligation as of December 31, 2012 is shown below:

Assuming Medicare Part D Subsidy receipts	$37,892,992
Assuming no Medicare Part D Subsidy receipts	40,234,367

Expected benefit payments and expenses (net of employee contributions), shown separately for the next five fiscal years, and in the aggregate for the subsequent five-year period are presented below:

December 31, 2013	$1,627,819
December 31, 2014	1,783,550
December 31, 2015	1,897,785
December 31, 2016	1,940,507
December 31, 2017	1,994,800
Five fiscal years ending December 31, 2022	10,529,561

Pension Plans

Monarch has noncontributory defined benefit pension plans covering substantially all employees in the Cement Business who meet the eligibility requirements. Monarch’s funding policy is to contribute annually an amount within the minimum/maximum range of tax deductible contributions. Monarch expects to contribute approximately $2,470,000 to the plans in 2013.

Monarch uses a December 31 measurement date for the plans. Information about the Plans’ funded status and pension cost follows:

Change in benefit obligation	2012	2011
Benefit obligation at beginning of year	$39,759,449	$37,258,642
Service cost	799,030	751,666
Interest cost	1,976,494	2,020,706
Actuarial loss	2,403,021	1,605,833
Benefits paid	(1,917,482)	(1,877,398)
Benefit obligation at end of year	$43,020,512	$39,759,449

Change in plan assets
Fair value of plan assets at beginning of year	$26,083,446	$24,535,569
Actual return on plan assets	2,139,059	243,568
Employer contributions	3,473,960	3,181,707
Benefits paid	(1,917,482)	(1,877,398)
Fair value of plan assets at end of year	$29,778,983	$26,083,446

Funded status, end of year
Fair value of plan assets	$29,778,983	$26,083,446
Benefit obligation	43,020,512	39,759,449
Funded status = pension liability, end of year	$(13,241,529)	$(13,676,003)

The actuarial formula used to calculate the projected benefit obligation takes into account future increases in pension contributions that would take place as the employee’s salary increases.  The accumulated benefit obligation uses an actuarial formula to calculate the projected benefit obligation which assumes that the employees cease to work for the Company at the time the estimation is made. The Plans’ accumulated benefit obligation follows:

Accumulated benefit obligation, end of year	$41,447,396	$38,228,400

Amounts recognized in the balance sheets consist of:

	2012	2011
Current liability	$-	$-
Noncurrent liability	(13,241,529)	(13,676,003)
Net amount recognized	$(13,241,529)	$(13,676,003)

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2012	2011
Net actuarial loss	$16,767,679	$15,657,138
Prior service cost	729,939	838,702
	$17,497,618	$16,495,840
Less: Deferred tax	7,000,000	6,600,000
Additional pension liability, net of deferred tax	$10,497,618	$9,895,840

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	2012	2011	2010
Current year actuarial loss	$2,345,135	$3,299,366	$1,732,397
Amortization of actuarial loss	(1,234,594)	(912,989)	(868,654)
Amortization of prior service cost	(108,763)	(109,978)	(109,978)
	$1,001,778	$2,276,399	$753,765
Less: Deferred tax	400,000	910,000	300,000
Minimum pension liability, net of deferred tax	$601,778	$1,366,399	$453,765

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic pension cost in 2013:

Actuarial loss	$1,380,000
Prior service cost	101,000
Total to be amortized	$1,481,000

The amortization schedule for prior service costs is as follows:

				12/31/2012	2012
	Established	Initial	Initial	Outstanding	Amortization
Description	Dec. 31 of:	Amount	Period	Balance	Amount
Unrecognized Prior Service Cost
	1996	$162,785	15.881 Years	$0	$9,035
	1999	37,715	16.530 Years	8,049	2,282
	2001	409,804	15.745 Years	123,496	26,028
	2003	22,267	13.230 Years	7,120	1,683
	2007	876,119	13.410 Years	549,454	65,333
	2009	55,026	12.500 Years	41,820	4,402
				$729,939	$108,763

Cumulative employer contributions in excess of net periodic pension cost are as follows:

	2012	2011
A. Cumulative balance at beginning of year	$2,819,837	$1,496,368
B. Net periodic pension cost	2,037,708	1,858,238
C. Contributions	3,473,960	3,181,707
D. Cumulative balance at end of year	$4,256,089	$2,819,837
(A) - (B) + (C)

The weighted average assumptions used to determine net pension cost and benefit obligations as of December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Benefit obligation:
Discount Rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%

	2012	2011	2010
Pension cost:
Discount rate	5.00%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%

The following table presents the components of net periodic pension cost as of December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	$799,030	$751,666	$668,980
Interest cost	1,976,494	2,020,706	2,063,316
Expected return on plan assets	(2,081,173)	(1,937,101)	(1,725,336)
Amortization of prior service cost	108,763	109,978	109,978
Recognized net actuarial loss	1,234,594	912,989	868,654
Net periodic pension expense	$2,037,708	$1,858,238	$1,985,592

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets as well as current facts and circumstances.

Plan assets are held by a trustee bank. A fund manager has been retained to make investment decisions within guidelines specified by Monarch. The guidelines permit investment in both equities and fixed income securities including common stocks, corporate bonds and debentures and U.S. Government securities. An investment committee appointed by the Board also invests a portion of the funds in equity securities. Asset allocation is primarily based on a strategy to provide stable earnings through investing in interest-generating or fixed income investments while still permitting the plan to recognize potentially higher returns through investment in equity securities. Focusing on balancing the risks and rewards of each broad asset class, the percentage of allocation between fixed income and equity investments for 2012 and 2011 are as follows:

Equities	60%
Fixed Income	40%

The pension investment guidelines strive for diversification of equity securities among the various market sectors and do not permit participation in higher risk investment strategies involving hedging activities and the use of derivative instruments.

The Plan allows a 5% fluctuation before assets are rebalanced.  During periods of extreme market volatility, the fluctuation may exceed 5% before rebalancing is complete.  At December 31, 2012 and 2011, plan assets by category were as follows:

	2012	2011
Equities	60%	59%
Debt Securities	28%	33%
Other	12%	8%

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

 Fair value prices for all securities in the pension plan portfolio are provided by our trustee bank which utilizes an internationally recognized independent pricing service. Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include equity securities which were priced at the market close. Level 2 assets have observable inputs other than Level 1 prices. We maintain documentation as to the methodology and summary of inputs used by the pricing service for the various types of securities, and note that the servicer maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. We do not have access to all of the individual specific assumptions and inputs used for each security. Based on our review of the methodology and summary of inputs used, we have concluded these assets are properly classified as Level 2 assets. The market inputs (Standard Inputs) that the pricing service may use for evaluations of securities include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. For certain security types, additional inputs may be used, or some of the Standard Inputs may not be applicable. Not all inputs listed are available for use in the evaluation process for each security evaluation on any given day. The pricing service also monitors market indicators, industry and economic events, which might trigger them to acquire further corroborating market data. The pricing service will discontinue evaluating a security if they do not have sufficient objectively verifiable information to continue to support a security’s valuation. We do not hold any securities in which the evaluation was discontinued. Level 2 plan assets include fixed income securities such as corporate bonds, U.S. Government obligations and government issues. Plan assets are classified within Level 3 of the hierarchy when relevant observable inputs for a security are not available. The Plan was not invested in any Level 3 securities at December 31, 2012 or 2011.

We have established control procedures in which we independently assess the pricing obtained from the trustee bank which utilizes the pricing service. These internal processes include obtaining and reviewing available reports on controls at the trustee bank and pricing service, evaluating the prices for reasonableness given market changes, investigating anomalies and confirming determinations through discussions with the trustee bank.

The fair value of Monarch’s pension plan assets by asset category at December 31, 2012 and 2011 are as follows:

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2012	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$3,614,499	$3,614,499	$0	$0
Equity securities:
Materials	1,886,542	1,886,542	0	0
Industrials	1,872,477	1,872,477	0	0
Telecommunication	610,250	610,250	0	0
Consumer discretion	2,111,021	2,111,021	0	0
Consumer staples	1,331,728	1,331,728	0	0
Energy	2,107,767	2,107,767	0	0
Financials	3,908,829	3,908,829	0	0
Healthcare	1,417,891	1,417,891	0	0
Information technology	1,078,180	1,078,180	0	0
Utilities	1,178,734	1,178,734	0	0
Miscellaneous	227,115	227,115	0	0
Fixed income securities:
Corporate bonds	2,855,861	0	2,855,861	0
Foreign obligations	542,869	0	542,869	0
U.S. Government obligations	5,035,220	0	5,035,220	0
Total	$29,778,983	$21,345,033	$8,433,950	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$2,178,779	$2,178,779	$0	$0
Equity securities:
Materials	968,780	968,780	0	0
Industrials	1,337,053	1,337,053	0	0
Telecommunication	1,047,271	1,047,271	0	0
Consumer discretion	1,586,710	1,586,710	0	0
Consumer staples	1,243,017	1,243,017	0	0
Energy	2,193,419	2,193,419	0	0
Financials	2,531,761	2,531,761	0	0
Healthcare	2,291,527	2,291,527	0	0
Information technology	1,012,703	1,012,703	0	0
Utilities	1,230,939	1,230,939	0	0
Fixed income securities:
Corporate bonds	2,018,801	0	2,018,801	0
Foreign obligations	349,143	0	349,143	0
U.S. Government obligations	6,093,543	0	6,093,543	0
Total	$26,083,446	$17,621,959	$8,461,487	$0

The Plans’ expected benefit payments as of December 31, 2012, shown separately for the next five fiscal years and in the aggregate for the subsequent five-year period, are presented below:

2013	$2,320,384
2014	2,361,828
2015	2,467,854
2016	2,650,762
2017	2,649,221
Five fiscal years ending	14,202,296
December 31,2022

 The Company has defined contribution plans covering substantially all permanent employees of the Ready-Mixed Concrete Business. These plans allow the Company, at its discretion, to match the employee’s contributions.  For the 2012, 2011 and 2010 plan years, the Company matched 25% of the first 6% of the employee’s compensation up to a maximum match of $2,500. The Company contributed $69,083, $64,533, and $61,361 to these plans for the years 2012, 2011, and 2010, respectively.  The Company expects to contribute approximately $70,000 to these plans in 2013.

The Company contributes to multiemployer defined benefit pension plans under the terms of collective bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

a)  Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b)  If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c)  If the Company chooses to stop participating in one of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans for the annual period ended December 31, 2012, is outlined in the table below. The Company considers only one plan it contributes to under collective bargaining agreements to be significant. The “EIN/Pension Plan Number” column provides the plan’s Employer Identification Number (EIN) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2012 and 2011 is for the plan’s year-end at December 31, 2011 and 2010, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration dates of the collective bargaining agreements to which the plan is subject. There have been no significant changes that affect the comparability of 2012, 2011, and 2010 contributions.

		Pension
		Protection							Expiration
	EIN/	Act		FIP/RP					Date of
	Pension	Zone		Status				Sur-	Collective
Pension	Plan	Status		Pending/	Contributions by Company			charge	Bargaining
Fund	Number	2012	2011	Implemented	2012	2011	2010	Imposed	Agreement
Central
States,
Southeast
&
Southwest									3/31/2015
Areas									&
Pension	36-6044243								4/30/2014
Plan	/001	Red	Red	Yes	$261,694	$222,748	$241,585	Yes	(a)

Other
funds					37,382	30,656	34,018
		Total contributions:			$299,076	$253,404	$275,603

(a) The Company is party to two collective-bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2012, 35% of the Company's contributions were required by  a collective bargaining agreement that expires 3/31/2015 and 65% were required by an agreement that expires 4/30/2014.

The Company was not listed in any of its multiemployer plans’ Forms 5500 as providing more than 5% of the total contributions. Forms 5500 were not available for the plan years ending in 2012.

Significant Estimates And Certain Concentrations	12 Months Ended
Dec. 31, 2012
Significant Estimates And Certain Concentrations [Abstract]
Significant Estimates And Certain Concentrations

(7)        Significant Estimates and Certain Concentrations

Twenty eight percent (28%) of the Company’s employees are covered by various collective bargaining agreements. Approximately 57% of those union employees (16% of our total employees) are covered by a contract that expires in 2013. The Company believes it has a good working relationship with its employees and has been successful in negotiating multi-year union contracts without work stoppages.

The Company has a noncontributory defined benefit pension plan and a postretirement health care plan that provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to services rendered prior to the valuation date based on the Entry Age Actuarial Cost Method and the Projected Unit Credit Actuarial Cost Method, respectively. It is reasonably possible that events could occur that would change the estimated amount of these liabilities materially in the near term.

The current protracted economic decline continues to present companies with challenges, which in some cases have resulted in large declines in the fair value of investments and other assets, declines in the volume of business, constraints on liquidity and difficulty obtaining financing. The financial statements have been prepared using values and information currently available to the Company.

Current economic and financial market conditions could adversely affect our results of operations in future periods. The current instability in the financial markets may make it difficult for certain of our customers to obtain financing, which may significantly impact the volume of future sales and adversely impact the Company’s future operating results.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. However, because of the inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used could change in the near term.

In addition, given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in investment values (including defined benefit pension plan investments), allowances for accounts, net realizable value of inventory, and realization of deferred tax assets that could negatively impact the Company’s ability to meet debt covenants or maintain sufficient liquidity.

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

The Company invests in various equity securities which are exposed to market risks. Due to the level of risk associated with certain equity securities, it is at least reasonably possible that changes in the values of equity securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheet.

At the annual meeting to be held on April 10, 2013, shareholders will be voting on a proposed amendment to our Articles of Incorporation to provide for the Company’s perpetual term of existence.  If the proposal is not approved, our corporate existence will cease by operation of law on July 28, 2013 and our Company would be dissolved and liquidated. If the proposal is approved, the Company’s existence would be extended in perpetuity beyond July 28, 2013 and the rights of our Company shareholders after that date would be unchanged from what they are immediately prior to that date. The Company believes it is extremely likely that shareholders will approve the proposed amendment.

Stockholder's Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity

(8)       Stockholders’ Equity

Capital Stock and Class B Capital Stock have the same rights except as follows: Class B Capital Stock has voting rights of ten votes per share and restricted transferability; Class B Capital Stock is convertible at all times into Capital Stock on a share-for-share basis; and Capital Stock has one vote per share and is freely transferable.

Line Of Business	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Line Of Business

(9)       Lines of Business

The Company groups its operations into two lines of business - Cement Business and Ready-Mixed Concrete Business.  The Company’s business lines are separate business units that offer different products. The accounting policies for each line are the same as those described in the summary of significant accounting policies. Corporate assets include cash and cash equivalents, deferred income taxes, investments and other assets for 2012, 2011, and 2010.  Corporate assets also include refundable federal and state income taxes for 2012 and 2011.

Following is information for each line for the years ended December 31, 2012, 2011 and 2010:

		Ready-
		Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2012
Sales to unaffiliated customers	$53,616,941	$98,157,043	$0	$151,773,984
Intersegment sales	20,027,870	4,563	(20,032,433)	0
Total net sales	$73,644,811	$98,161,606	$(20,032,433)	$151,773,984
Income (loss) from operations	$10,243,708	$(9,941,357)		$302,351
Other income, net				4,083,366
Income before income taxes				$4,385,717

Identifiable assets at December 31, 2012	$88,491,938	$45,335,459		$133,827,397
Corporate assets				47,460,748
Total assets at December 31, 2012				$181,288,145

For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$75,263,070	$0	$122,064,884
Intersegment sales	15,342,831	42,383	(15,385,214)	0
Total net sales	$62,144,645	$75,305,453	$(15,385,214)	$122,064,884
Income (loss) from operations	$1,502,909	$(4,478,723)		$(2,975,814)
Other income, net				4,768,122
Income before income taxes				$1,792,308

Identifiable assets at December 31, 2011	$84,843,017	$46,340,254		$131,183,271
Corporate assets				42,471,539
Total assets at December 31, 2011				$173,654,810

For the Year Ended December 31, 2010
Sales to unaffiliated customers	$49,436,170	$71,748,664	$0	$121,184,834
Intersegment sales	14,846,799	14,667	(14,861,466)	0
Total net sales	$64,282,969	$71,763,331	$(14,861,466)	$121,184,834
Income (loss) from operations	$6,147,514	$(6,005,382)		$142,132
Other expense, net				(218,210)
Loss before income taxes				$(76,078)

Identifiable assets at December 31, 2010	$89,992,392	$37,106,313		$127,098,705
Corporate assets				47,000,123
Total assets at December 31, 2010				174,098,828

Total sales by line of business before adjustments and eliminations include both sales to unaffiliated customers (as reported in the Company’s consolidated statements of income, comprehensive income and stockholders’ equity) and intersegment sales.  Intersegment sales are accounted for by the same method as sales to unaffiliated customers.

Income from operations is total net sales less operating expenses.  In computing income from operations, none of the following items have been added or deducted:  general corporate income and expenses; interest expense; and income taxes.  Depreciation and depletion for the Cement Business and Ready-Mixed Concrete Business, respectively, was approximately:  $7,160,000 and $4,560,000 in 2012; $7,150,000 and $4,250,000 in 2011; and $7,400,000 and $3,900,000 in 2010. Capital expenditures for the Cement Business and Ready-Mixed Concrete Business, respectively, were:  $6,005,443 and $2,203,112 in 2012; $4,162,430 and $3,820,728 in 2011; and $2,549,023 and $2,920,830 in 2010. Identifiable assets by line of business are those assets that are used in the Company’s operations in each industry.

During 2012, 2011, and 2010, there were no sales to any one customer in excess of 10% of consolidated net sales.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

(10)      Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Net sales	$27,998,094	$41,165,502	$42,261,929	$40,348,459
Gross profit from operations	509,968	8,464,391	3,621,328	4,035,931
Income (loss) from operations	(3,524,458)	4,567,050	(472,598)	(267,643)
Net income (loss)	(2,239,335)	3,336,857	2,260,374	(202,179)
Basic earnings (loss) per share	$ (0.56)	$ 0.83	$ 0.56	$ (0.04)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Net sales	$17,410,715	$31,384,137	$38,565,133	$34,704,899
Gross profit (loss) from operations	(3,653,415)	4,155,964	5,859,620	6,740,135
Income (loss) from operations	(7,484,719)	132,568	1,994,572	2,381,765
Net income (loss)	(4,065,777)	2,675,264	1,068,656	1,874,165
Basic earnings (loss) per share	$ (1.01)	$ 0.66	$ 0.26	$ 0.47
Loss on impairment of equity investments	$0	$0	$(415,287)	$0

The loss from operations during the fourth quarter of 2012 is primarily the result of the construction activities in the Ready-Mix Concrete Business. In 2012 we significantly increased the number of construction contracts we were awarded and found it necessary to increase our workforce in addition to contracting out work we intended to perform in house in an attempt to meet construction deadlines. These factors resulted in cost overruns and losses on these contracts which have been fully recognized based on our current estimated costs to complete. As a result of the change in estimate in construction contracts, a loss of $4.9 million was recorded during the fourth quarter of 2012. The losses were primarily related to three contracts, one which was virtually completed and two which were approximately three-fourths completed by December 31, 2012.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss), Tax [Abstract]
Other Comprehensive Income

(11)      Other Comprehensive Income

Accumulated other comprehensive income (loss) included in the balance sheet at December 31 is as follows:

	2011	Change	2012
Unrealized appreciation on available-
for-sale securities	$3,912,000	$5,988,000	$9,900,000
Pension liability adjustment	(9,895,840)	(601,778)	(10,497,618)
Postretirement liability adjustment	(6,213,194)	(563,961)	(6,777,155)
	$(12,197,034)	$4,822,261	$(7,374,773)

	2010	Change	2011
Unrealized appreciation on available-
for-sale securities	$6,168,000	$(2,256,000)	$3,912,000
Pension liability adjustment	(8,529,441)	(1,366,399)	(9,895,840)
Postretirement liability adjustment	(8,312,977)	2,099,783	(6,213,194)
	$(10,674,418)	$(1,522,616)	$(12,197,034)

Future Change In Accounting Principles	12 Months Ended
Dec. 31, 2012
Recently Adopted Accounting Standards [Abstract]
Future change In Accounting Principles

 (12)     Future Change in Accounting Principles

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. This guidance will become effective for the Company beginning January 1, 2013 and is not anticipated to have a material impact on our disclosures or our consolidated financial statements.

Nature of Operations and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation--Monarch has direct control of certain operating companies that have been deemed to be subsidiaries within the meaning of accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission. Accordingly, the financial statements of such companies have been consolidated with Monarch’s financial statements. All significant intercompany transactions have been eliminated in consolidation.

Business Acquisiiton

Pursuant to a Stock Purchase Agreement between Monarch and the owners of Kay Concrete Materials Co. (Kay Concrete) on April 15, 2011, Monarch acquired all of the issued and outstanding shares of common stock of Kay Concrete, a ready-mixed concrete company located in southwest Missouri. The purpose of the acquisition was to expand our ready-mixed concrete business in the region. The aggregate consideration paid by Monarch at closing was approximately $5.0 million consisting of $1.4 million cash, 105,750 shares of Monarch’s capital stock valued at $2.7 million based on the April 15, 2011 price per share of $26.00, and a note payable of $0.9 million. The amount of Kay Concrete’s revenue and earnings included in the Company’s consolidated income statement for the year ended December 31, 2011 is $3.0 million and $(0.5) million, respectively.

Use of Estimates

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Reclassifications--Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the current year presentation. These reclassifications had no material effect on net earnings.

Cash Equivalents

Cash Equivalents--The Company considers all liquid investments with original maturities of three months or less which we do not intend to roll over beyond three months to be cash equivalents. At December 31, 2012 and 2011, cash equivalents consisted primarily of money market investments and repurchase agreements with various banks.

The FDIC, through the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), has permanently raised the standard maximum deposit insurance amount (SMDIA) to fully guarantee all deposit accounts up to $250,000. In addition, the FDIC has adopted Section 343 of the Dodd-Frank Act, effective December 31, 2010, which provides for unlimited deposit insurance for noninterest-bearing transaction accounts for two years starting December 31, 2010. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC’s general deposit insurance rules.

At December 31, 2012, the Company had $1.3 million in sweep arrangement accounts that were not covered by FDIC’s general deposit insurance.

Investments

Investments--Equity securities for which the Company has no immediate plan to sell but that may be sold in the future are classified as available for sale. If the fair value of the equity security is readily determinable, it is carried at fair value and unrealized gains and losses are recorded, net of related income tax effects, in stockholders’ equity. Realized gains and losses, based on the specifically identified cost of the security, are included in net income. Equity securities whose fair value is not readily determinable are carried at cost unless the Company is aware of significant adverse effects which have impaired the investments.

 The Company does not participate in hedging activities and does not use derivative instruments.

Receivables

Receivables--Accounts receivable are stated at the amount billed to customers. The Company provides an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are ordinarily due 30 days after the issuance of the invoice. Accounts past due are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

Inventories

Inventories--Inventories of finished cement and work in process are recorded at the lower of cost or market on a last-in, first-out (LIFO) basis. Total inventories reported under LIFO amounted to $8.4 million and $5.3 million as of December 31, 2012 and 2011, respectively. Under the average cost method of accounting (which approximates current cost), these inventories would have been $3.2 million, $3.8 million, and $4.4 million higher than those reported at December 31, 2012, 2011 and 2010, respectively. The cost of manufactured items includes all material, labor, factory overhead and production-related administrative overhead required in their production.

We incurred a permanent reduction in the LIFO layers of work in process and cement inventories resulting in liquidation gains of $0.5 million for the year 2011. The liquidation gains were recognized as reductions of cost of sales. We did not incur any material liquidation gains in the LIFO layers for the years 2012 and 2010.

Other inventories are purchased from outside suppliers. Fuel and other materials are priced by the first-in, first-out (FIFO) method while operating and maintenance supplies are recorded using the average cost method.

Inventories of fuel, gypsum, paper sacks and other are used in the manufacture of cement. The operating and maintenance supplies consist primarily of spare parts for our cement manufacturing equipment.

Property, Plant and Equipment

Property, Plant and Equipment--Property, plant and equipment are stated at cost of acquisition or construction. The Company capitalizes the cost of interest on borrowed funds used to finance the construction of property, plant and equipment. During 2012, 2011, and 2010, the Company capitalized approximately $117,900, $86,500, and $121,700, respectively, of interest expense related to current construction projects.

As of December 31, 2012 and 2011, the amount of accounts payable related to property, plant and equipment was $157,126 and $86,264, respectively.

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Cost of Sales	$11,300,000	$11,000,000	$10,900,000
Selling, General and Administrative Expenses	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$12,000,000	$11,700,000	$11,700,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company’s buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets’ useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

The Company continually evaluates whether events or changes in circumstances have occurred that would indicate that the carrying amount of long-lived assets may not be recoverable. An impairment loss would be recognized and the asset cost would be adjusted to fair value when undiscounted estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The impairment loss would be the amount by which the carrying amount of a long-lived asset exceeds its fair value. Various factors that the Company considers in its review include changes in expected use of the assets, changes in technology, changes in operating performance and changes in expected future cash flows. No asset impairment was recognized during the years ended December 31, 2012 and 2011.

Summary Of Depreciation, Depletion and Amortization

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Cost of Sales	$11,300,000	$11,000,000	$10,900,000
Selling, General and Administrative Expenses	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$12,000,000	$11,700,000	$11,700,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company’s buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets’ useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

Other Current Liabilities	Other Current Liabilities--Accrued liabilities-Other contains approximately $0.5 million and $1.2 million related to prepayments held on account in 2012 and 2011, respectively.
Income Taxes

Income Taxes--Deferred tax assets and liabilities are recognized for the tax effects of differences between the financial statement and tax bases of assets and liabilities.  A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

Revenue Recognition

Revenue Recognition--The Company records revenue from the sale of cement, ready-mixed concrete, concrete products and sundry building materials following delivery of the products to customers.  In the event the Company receives advance payment on orders, we defer revenue recognition until the product is delivered.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Short-term contracts for specific projects are generally of three to six months in duration. Long-term contracts relate to specific projects with terms in excess of one year from the contract date. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. The majority of the long-term contracts will allow only scheduled billings and contain retainage provisions under which 5% to 10% of the contract invoicing may be withheld by the customer pending project completion. As of December 31, 2012, the amount of billed retainage which is included in accounts receivable was approximately $170,000, all of which is expected to be collected within one year. The amount of billed retainage which was included in accounts receivable at December 31, 2011 was approximately $129,000. The amount of unbilled revenue in accounts receivable was approximately $1,231,000 and $802,000 at December 31, 2012 and 2011, respectively. Unbilled revenue contained approximately $526,000 and $125,000 of not-currently-billable retainage at December 31, 2012 and 2011, respectively, which is expected to be collected within one year.

Cost of Sales

Cost of Sales--The Company considers all production and shipping costs, (gain) loss on disposal of operating assets, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs and internal transfer costs as cost of sales.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses--Selling, general and administrative expenses consist of sales personnel salaries and expenses, promotional costs, accounting personnel salaries and expenses, director and administrative officer salaries and expenses, legal and professional expenses, and other expenses related to overall corporate costs.

Other, net

Other, net--Other, net contains miscellaneous nonoperating income (expense) items excluding interest income, interest expense, gains (losses) on sale of equity investments, realized loss on impairment of equity investments, and dividend income. Significant items in Other, net for 2012 include farm income of approximately $149,000. Significant items in Other, net for 2011 include proceeds from scrap sales of approximately $150,000. Significant items in Other, net for 2010 include farm income of approximately $154,500, a gain of $700,000 related to the sale of a nonoperating asset, and proceeds from scrap sales of approximately $51,000.

Earnings Per Share

Earnings per Share--Basic earnings per share is based on the weighted average common shares outstanding during each year. Diluted earnings per share are based on the weighted average common and common equivalent shares outstanding each year. Monarch has no common stock equivalents and therefore does not report diluted earnings per share. The weighted average number of shares outstanding was 4,013,634 in 2012, 4,033,817 in 2011, and 4,020,411 in 2010.

Taxes Collected from Customers and Remitted to Governmental Authories

Taxes Collected from Customers and Remitted to Governmental Authorities--Taxes collected from customers and remitted to governmental authorities are presented in the accompanying consolidated statements of income on a net basis.

Self Insurance

Self Insurance--The Company has elected to self-insure certain costs related to employee and retiree health and accident benefits programs. Costs resulting from self-insured losses are charged to income when incurred. Health benefits provided to employees in the Ready-Mixed Concrete Business and health and accident benefits provided to employees and retirees in the Cement Business are totally self-insured but are subject to an individual stop loss of $100,000 and $200,000 for the Ready-Mixed Concrete Business and the Cement Business, respectively, with an aggregate stop loss of 120% for both lines of business.

Disclosure about Fair Value of Financial Instruments

Disclosure about Fair Value of Financial Instruments--Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Cash and cash equivalents, receivables, accounts payable and short and long-term debt have carrying values that approximate fair values. Investment fair values equal quoted market prices, if available. If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities. If it is not practicable to estimate the fair value of an investment, the investment is recorded at cost and evaluated quarterly for events that may adversely impact its fair value.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Fair Value Measurement – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which updated the guidance in ASC Topic 820. The amendments in this ASU result in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure that U.S. GAAP and IFRS fair value measurements and disclosure requirements are described in the same way. The ASU also provides for certain changes in current GAAP disclosure requirements, for example with respect to the measurement of Level 3 assets and for measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity. The amendments in this update became effective for the Company beginning January 1, 2012 and did not have a material impact on our disclosures or our consolidated financial statements.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Depreciation, Depletion And Amortization

	2012	2011	2010
Cost of Sales	$11,300,000	$11,000,000	$10,900,000
Selling, General and Administrative Expenses	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$12,000,000	$11,700,000	$11,700,000

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule Assets Fair Value On A Recurring Basis

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2012:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$0	$0
General building materials industry	5,751,005	5,751,005	0	0
Oil and gas refining and marketing industry	6,532,981	6,532,981	0	0
Total assets measured at fair value	$24,761,746	$24,761,746	$0	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2011:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$0	$0
General building materials industry	4,583,882	4,583,882	0	0
Oil and gas refining and marketing industry	3,631,747	3,631,747	0	0
Residential construction industry	442,015	442,015	0	0
Total assets measured at fair value	$17,407,800	$17,407,800	$0	$0

Schedule Of Unrealized Losses From Investments

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2012	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$0	$0	$15,379	$2,737	$15,379	$2,737
Total	$0	$0	$15,379	$2,737	$15,379	$2,737

December 31, 2011
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction
industry	0	0	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

Schedule Of Available-For-Sale Securities Investments Results

:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$0	$12,480,000
General building materials industry	3,600,000	2,150,000	0	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	0	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$0	$24,760,000
Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

	Amortized	Gross Unrealized Holding		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$5,985,000	$2,765,000	$0	$8,750,000
General building materials industry	3,819,000	765,000	0	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	0	3,632,000
Residential construction industry	302,000	140,000	0	442,000
Total available-for-sale equity securities	$10,888,000	$6,520,000	$0	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

Investment-related cash flow information

	2012	2011	2010
Proceeds from sale of equity securities	$6,799,194	$8,287,182	$412,532
Realized gain (loss) on equity securities	4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary
impairment of equity securities	0	(415,287)	(858,787)

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Lives (Years)	2012	2011
Quarry land		$2,004,549	$2,004,549
Other land		8,659,314	8,611,090
Buildings and improvements	15 – 39	32,438,770	32,308,167
Cement manufacturing equipment	15 – 25	128,656,859	125,998,453
Ancillary equipment	5 – 10	13,371,257	13,279,851
Ready-mix and concrete production
machinery and equipment	5 – 15	36,169,037	35,550,946
Transportation and mobile equipment	3 – 7	44,353,311	43,355,665
Office machinery, equipment,
furniture and fixtures	3 – 10	3,051,858	2,897,792
Construction in process		7,583,428	5,140,496
		$276,288,383	$269,147,009
Less: Accumulated depreciation and depletion		193,109,379	182,427,598
		$83,179,004	$86,719,411

Line Of Credit And Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Line Of Credit And long-Term Debt [Abstract]
Schedule of Debt

	2012	2011
Note payable, bank (a)	$10,110,137	$9,043,690
Other	811,644	1,179,470
	$10,921,781	$10,223,160

Less current maturity of bank note payable	1,237,816	2,920,023
Total long-term debt	$9,683,965	$7,303,137

(a) Term loan due December 31, 2017; payable $357,143 quarterly including interest.

Revolving loan due December 31, 2015.

Schedule of Maturities

2013	$1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
$10,921,781

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	2012	2011	2010
Taxes currently payable	$995,000	$238,000	$134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

Schedule of Effective Income Tax Rate Reconciliation

	2012	2011	2010
Computed at statutory rate
(34%; over $10 million-35%)	$1,491,000	$609,000	$(25,000)
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

Summary Of Tax Effects Of Significant Temporary Differences Relating To Deferred Taxes

	2012	2011
Current:
Allowance for doubtful accounts	$255,000	$265,000
Accrued vacation	495,000	485,000
Net current deferred tax assets	$750,000	$750,000

Noncurrent:
Depreciation	$(1,345,000)	$(1,659,000)
Postretirement benefits	14,594,000	13,439,000
Pension liability	5,354,000	5,517,000
Unrealized holding gains	(6,600,000)	(2,608,000)
Tax carryforwards	978,000	1,435,000
Alternative minimum tax credit	352,000	470,000
Impairment on investments	719,000	941,000
Other, net	912,458	881,410
Net long-term deferred tax assets*	$14,964,458	$18,416,410

*net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Summary of Tax Carryforwards

Expiration	Tax
Date	Carryforwards
2015	$11,000
2016	50,000
2023	137,000
2024	263,000
2025	214,000
2026	131,000
2027	18,000
2028	40,000
2029	114,000
$978,000

Pension And Postretirement Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cumulative Employer Contributiuons In Excess Of Net Peroidic Pension Cost

	2012	2011
A. Cumulative balance at beginning of year	$2,819,837	$1,496,368
B. Net periodic pension cost	2,037,708	1,858,238
C. Contributions	3,473,960	3,181,707
D. Cumulative balance at end of year	$4,256,089	$2,819,837
(A) - (B) + (C)

Schedule Of Percentage Allocation Between FIxed Income And Equity

Equities	60%
Fixed Income	40%

Schedule of Allocation of Plan Assets

	2012	2011
Equities	60%	59%
Debt Securities	28%	33%
Other	12%	8%

Schedule Of Fair Value Of Pension Plan Assets By Asset Category

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2012	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$3,614,499	$3,614,499	$0	$0
Equity securities:
Materials	1,886,542	1,886,542	0	0
Industrials	1,872,477	1,872,477	0	0
Telecommunication	610,250	610,250	0	0
Consumer discretion	2,111,021	2,111,021	0	0
Consumer staples	1,331,728	1,331,728	0	0
Energy	2,107,767	2,107,767	0	0
Financials	3,908,829	3,908,829	0	0
Healthcare	1,417,891	1,417,891	0	0
Information technology	1,078,180	1,078,180	0	0
Utilities	1,178,734	1,178,734	0	0
Miscellaneous	227,115	227,115	0	0
Fixed income securities:
Corporate bonds	2,855,861	0	2,855,861	0
Foreign obligations	542,869	0	542,869	0
U.S. Government obligations	5,035,220	0	5,035,220	0
Total	$29,778,983	$21,345,033	$8,433,950	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$2,178,779	$2,178,779	$0	$0
Equity securities:
Materials	968,780	968,780	0	0
Industrials	1,337,053	1,337,053	0	0
Telecommunication	1,047,271	1,047,271	0	0
Consumer discretion	1,586,710	1,586,710	0	0
Consumer staples	1,243,017	1,243,017	0	0
Energy	2,193,419	2,193,419	0	0
Financials	2,531,761	2,531,761	0	0
Healthcare	2,291,527	2,291,527	0	0
Information technology	1,012,703	1,012,703	0	0
Utilities	1,230,939	1,230,939	0	0
Fixed income securities:
Corporate bonds	2,018,801	0	2,018,801	0
Foreign obligations	349,143	0	349,143	0
U.S. Government obligations	6,093,543	0	6,093,543	0
Total	$26,083,446	$17,621,959	$8,461,487	$0

Schedule of Multiemployer Plans

		Pension
		Protection							Expiration
	EIN/	Act		FIP/RP					Date of
	Pension	Zone		Status				Sur-	Collective
Pension	Plan	Status		Pending/	Contributions by Company			charge	Bargaining
Fund	Number	2012	2011	Implemented	2012	2011	2010	Imposed	Agreement
Central
States,
Southeast
&
Southwest									3/31/2015
Areas									&
Pension	36-6044243								4/30/2014
Plan	/001	Red	Red	Yes	$261,694	$222,748	$241,585	Yes	(a)

Other
funds					37,382	30,656	34,018
		Total contributions:			$299,076	$253,404	$275,603

(a) The Company is party to two collective-bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2012, 35% of the Company's contributions were required by  a collective bargaining agreement that expires 3/31/2015 and 65% were required by an agreement that expires 4/30/2014.

Pension Benefits [Member]
Schedule of Postretirement Funded Status And Cost

Change in benefit obligation	2012	2011
Benefit obligation at beginning of year	$39,759,449	$37,258,642
Service cost	799,030	751,666
Interest cost	1,976,494	2,020,706
Actuarial loss	2,403,021	1,605,833
Benefits paid	(1,917,482)	(1,877,398)
Benefit obligation at end of year	$43,020,512	$39,759,449

Change in plan assets
Fair value of plan assets at beginning of year	$26,083,446	$24,535,569
Actual return on plan assets	2,139,059	243,568
Employer contributions	3,473,960	3,181,707
Benefits paid	(1,917,482)	(1,877,398)
Fair value of plan assets at end of year	$29,778,983	$26,083,446

Funded status, end of year
Fair value of plan assets	$29,778,983	$26,083,446
Benefit obligation	43,020,512	39,759,449
Funded status = pension liability, end of year	$(13,241,529)	$(13,676,003)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs

	2012	2011	2010
Service cost	$799,030	$751,666	$668,980
Interest cost	1,976,494	2,020,706	2,063,316
Expected return on plan assets	(2,081,173)	(1,937,101)	(1,725,336)
Amortization of prior service cost	108,763	109,978	109,978
Recognized net actuarial loss	1,234,594	912,989	868,654
Net periodic pension expense	$2,037,708	$1,858,238	$1,985,592

Schedule of Amounts Recognized in Balance Sheet

	2012	2011
Current liability	$-	$-
Noncurrent liability	(13,241,529)	(13,676,003)
Net amount recognized	$(13,241,529)	$(13,676,003)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income

	2012	2011
Net actuarial loss	$16,767,679	$15,657,138
Prior service cost	729,939	838,702
	$17,497,618	$16,495,840
Less: Deferred tax	7,000,000	6,600,000
Additional pension liability, net of deferred tax	$10,497,618	$9,895,840

Changes In Benefit Obligations Recognized In Other Comprehensive Income

	2012	2011	2010
Current year actuarial loss	$2,345,135	$3,299,366	$1,732,397
Amortization of actuarial loss	(1,234,594)	(912,989)	(868,654)
Amortization of prior service cost	(108,763)	(109,978)	(109,978)
	$1,001,778	$2,276,399	$753,765
Less: Deferred tax	400,000	910,000	300,000
Minimum pension liability, net of deferred tax	$601,778	$1,366,399	$453,765

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income

Actuarial loss	$1,380,000
Prior service cost	101,000
Total to be amortized	$1,481,000

Schedule Of Amortization For Prior Service Costs

				12/31/2012	2012
	Established	Initial	Initial	Outstanding	Amortization
Description	Dec. 31 of:	Amount	Period	Balance	Amount
Unrecognized Prior Service Cost
	1996	$162,785	15.881 Years	$0	$9,035
	1999	37,715	16.530 Years	8,049	2,282
	2001	409,804	15.745 Years	123,496	26,028
	2003	22,267	13.230 Years	7,120	1,683
	2007	876,119	13.410 Years	549,454	65,333
	2009	55,026	12.500 Years	41,820	4,402
				$729,939	$108,763

Summary Of Accumulated Pension And Postretirement Benefit Obligations

Accumulated benefit obligation, end of year	$41,447,396	$38,228,400

Schedule of Expected Benefit Payments

2013	$2,320,384
2014	2,361,828
2015	2,467,854
2016	2,650,762
2017	2,649,221
Five fiscal years ending	14,202,296
December 31,2022

Schedule Of Assumptions Used To Determine The Benefit Obligation

	2012	2011	2010
Benefit obligation:
Discount Rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%

	2012	2011	2010
Pension cost:
Discount rate	5.00%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%

Postretirement Benefits [Member]
Schedule of Postretirement Funded Status And Cost

	2012	2011
Change in benefit obligation
Beginning of year	$34,927,243	$36,557,978
Service cost	693,729	614,264
Interest cost	1,720,183	1,744,912
Actuarial (gain)/loss	1,658,462	(2,869,661)
Benefits paid*	(1,106,625)	(1,120,250)
Benefit obligation at end of year	$37,892,992	$34,927,243

Change in fair value of plan assets
Beginning of year	$0	$0
Employer contributions*	1,106,625	1,120,250
Benefits paid*	(1,106,625)	(1,120,250)
Fair value of plan asset at end of year	$0	$0

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Weighted Average Assumptions used to determine benefit obligations
	2012	2011
Discount rate	4.50%	5.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%

Funded status = year-end benefit liability	$(37,892,992)	$(34,927,243)

Schedule Of Accrued Postretirement Benefits

	2012	2011
A. Accrued postretirement benefits at beginning of year	$(23,429,049)	$(21,560,001)
B. Net periodic postretirement benefit cost	3,133,413	2,989,298
C. Employer contributions	1,167,785	1,186,222
D. Retiree drug subsidy	61,160	65,972
E. Accrued postretirement benefits at end of year	$(25,455,837)	$(23,429,049)
(A) - (B) + (C) - (D)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs

	2012	2011	2010
Components of net periodic benefit cost
Service cost	$693,729	$614,264	$545,569
Interest cost	1,720,183	1,744,912	1,868,486
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	770,253	680,874	771,660
Net periodic benefit cost	$3,133,413	$2,989,298	$3,134,963

Weighted Average Assumptions used to determine net periodic postretirement benefit cost

	2012	2011	2010
Discount rate	5.00%	5.50%	6.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%	9% for fiscal 2010 decreasing 1%/yr to 5%

Schedule of Amounts Recognized in Balance Sheet

	2012	2011
Current liability	$(1,630,000)	$(1,600,000)
Noncurrent liability	(36,262,992)	(33,327,243)
Net amount recognized	$(37,892,992)	$(34,927,243)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income

	2012	2011
Net actuarial loss	$12,553,882	$11,665,673
Prior service credit	(116,727)	(167,479)
	$12,437,155	$11,498,194

Changes In Benefit Obligations Recognized In Other Comprehensive Income

	2012	2011	2010
Current year actuarial (gain)/loss	$1,658,462	$(2,869,661)	$3,364,218
Amortization of actuarial loss	(770,253)	(680,874)	(771,660)
Amortization of prior service credit	50,752	50,752	50,752
Total recognized in other comprehensive income	$938,961	$(3,499,783)	$2,643,310

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income

Actuarial loss	$865,723
Prior service credit	(50,752)
Total	$814,971

Schedule Of Amortization For Prior Service Costs

				12/31/2012
	Date	Initial		Outstanding	Annual
Description	Established	Amount	Initial Period	Balance	Amortization
Lifetime
Maximums	12/31/2009	$(268,983)	5.3 years	$(116,727)	$(50,752)

Summary Of Accumulated Pension And Postretirement Benefit Obligations

Assuming Medicare Part D Subsidy receipts	$37,892,992
Assuming no Medicare Part D Subsidy receipts	40,234,367

Schedule of Expected Benefit Payments

December 31, 2013	$1,627,819
December 31, 2014	1,783,550
December 31, 2015	1,897,785
December 31, 2016	1,940,507
December 31, 2017	1,994,800
Five fiscal years ending December 31, 2022	10,529,561

Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates

	1% Increase	1% Decrease
Interest cost and service cost for 2012
Amount prior to change	$2,413,912	$2,413,912
Amount after 1 percentage point change	2,855,717	2,061,612
Increase (decrease)	441,805	(352,300)

Accumulated postretirement benefit obligation at December 31, 2012
Amount prior to change	37,892,992	37,892,992
Amount after 1 percentage point change	43,406,649	32,592,525
Increase (decrease)	5,513,657	(5,300,467)

Line Of Businesss (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Summary Of Business Segment

		Ready-
		Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2012
Sales to unaffiliated customers	$53,616,941	$98,157,043	$0	$151,773,984
Intersegment sales	20,027,870	4,563	(20,032,433)	0
Total net sales	$73,644,811	$98,161,606	$(20,032,433)	$151,773,984
Income (loss) from operations	$10,243,708	$(9,941,357)		$302,351
Other income, net				4,083,366
Income before income taxes				$4,385,717

Identifiable assets at December 31, 2012	$88,491,938	$45,335,459		$133,827,397
Corporate assets				47,460,748
Total assets at December 31, 2012				$181,288,145

For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$75,263,070	$0	$122,064,884
Intersegment sales	15,342,831	42,383	(15,385,214)	0
Total net sales	$62,144,645	$75,305,453	$(15,385,214)	$122,064,884
Income (loss) from operations	$1,502,909	$(4,478,723)		$(2,975,814)
Other income, net				4,768,122
Income before income taxes				$1,792,308

Identifiable assets at December 31, 2011	$84,843,017	$46,340,254		$131,183,271
Corporate assets				42,471,539
Total assets at December 31, 2011				$173,654,810

For the Year Ended December 31, 2010
Sales to unaffiliated customers	$49,436,170	$71,748,664	$0	$121,184,834
Intersegment sales	14,846,799	14,667	(14,861,466)	0
Total net sales	$64,282,969	$71,763,331	$(14,861,466)	$121,184,834
Income (loss) from operations	$6,147,514	$(6,005,382)		$142,132
Other expense, net				(218,210)
Loss before income taxes				$(76,078)

Identifiable assets at December 31, 2010	$89,992,392	$37,106,313		$127,098,705
Corporate assets				47,000,123
Total assets at December 31, 2010				174,098,828

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Net sales	$27,998,094	$41,165,502	$42,261,929	$40,348,459
Gross profit from operations	509,968	8,464,391	3,621,328	4,035,931
Income (loss) from operations	(3,524,458)	4,567,050	(472,598)	(267,643)
Net income (loss)	(2,239,335)	3,336,857	2,260,374	(202,179)
Basic earnings (loss) per share	$ (0.56)	$ 0.83	$ 0.56	$ (0.04)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Net sales	$17,410,715	$31,384,137	$38,565,133	$34,704,899
Gross profit (loss) from operations	(3,653,415)	4,155,964	5,859,620	6,740,135
Income (loss) from operations	(7,484,719)	132,568	1,994,572	2,381,765
Net income (loss)	(4,065,777)	2,675,264	1,068,656	1,874,165
Basic earnings (loss) per share	$ (1.01)	$ 0.66	$ 0.26	$ 0.47
Loss on impairment of equity investments	$0	$0	$(415,287)	$0

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss), Tax [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	2011	Change	2012
Unrealized appreciation on available-
for-sale securities	$3,912,000	$5,988,000	$9,900,000
Pension liability adjustment	(9,895,840)	(601,778)	(10,497,618)
Postretirement liability adjustment	(6,213,194)	(563,961)	(6,777,155)
	$(12,197,034)	$4,822,261	$(7,374,773)

	2010	Change	2011
Unrealized appreciation on available-
for-sale securities	$6,168,000	$(2,256,000)	$3,912,000
Pension liability adjustment	(8,529,441)	(1,366,399)	(9,895,840)
Postretirement liability adjustment	(8,312,977)	2,099,783	(6,213,194)
	$(10,674,418)	$(1,522,616)	$(12,197,034)

Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Cash, Uninsured Amount		$ 1,300,000
LIFO Inventory Amount		8,400,000	5,300,000
Inventories higher than those reported		3,200,000	3,800,000	4,400,000
Temporary LIFO liquidation gain inventory		0	500,000	0
Capitalized interest expense		117,900	86,500	121,700
Accounts payable related to property, plant and equipment		157,126	86,264	12,495
Prepayments		500,000	1,200,000
Billed retainage expected to be collected within 1 year		170,000	129,000
Unbilled revenue in accounts receivable		1,231,000	802,000
Unbilled revenue, not currently billable retainage amount		526,000	125,000
Weighted average number of shares outstanding		4,013,634	4,033,817	4,020,411
Aggregate consideration paid	5,000,000
Consideration paid in cash	1,400,000
Number of shares issued	105,750
Fair value of Monarch stock given 105,750 shares at $26.00 per share	2,700,000
Share Price	$ 26
Price allocation, note payable	900,000
Maximum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Percentage of retainage		10.00%
Minimum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Percentage of retainage		5.00%
Farm Income [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income		149,000		154,500
Sale Of Nonoperating Asset [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income				700,000
Scrap Sales [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income			150,000	51,000
Kay Concrete [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue, Kay Concrete			3,000,000
Earnings, Kay Concrete			(500,000)
Cement Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		200,000
Ready-Mixed Concrete Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		$ 100,000

Nature of Operations and Summary of Significant Accounting Policies (Summary Of Depreciation, Depletion And Amortization) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Cost of Sales	$ 11,300,000	$ 11,000,000	$ 10,900,000
Selling, General and Administrative	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$ 12,000,952	$ 11,677,640	$ 11,742,667

Investments (Narrative)(Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		$ 24,760,000	$ 17,408,000
Equity securities		2,600,000	2,600,000
Other-than-temporary impairment	400,000	0	(415,287)	(858,787)
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			34.00%
Cement Business 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			93.00%
Cement Business 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			60.00%
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		24,761,746	17,407,800
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		24,761,746	17,407,800
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		$ 0	$ 0

Investments (Fair Value Of The Availabe-For-Sale Equity Securities Recognized In The Balance Sheet On A Recurring Basis)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 24,760,000	$ 17,408,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	24,761,746	17,407,800
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	24,761,746	17,407,800
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Cement Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	12,480,000	8,750,000
Cement Industry [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	12,477,760	8,750,156
Cement Industry [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	12,477,760	8,750,156
Cement Industry [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Cement Industry [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
General Buiding Materials Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,750,000	4,584,000
General Buiding Materials Industry [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,751,005	4,583,882
General Buiding Materials Industry [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,751,005	4,583,882
General Buiding Materials Industry [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
General Buiding Materials Industry [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Oil And Gas Refining And Marketing Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	6,530,000	3,632,000
Oil And Gas Refining And Marketing Industry [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	6,532,981	3,631,747
Oil And Gas Refining And Marketing Industry [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	6,532,981	3,631,747
Oil And Gas Refining And Marketing Industry [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Oil And Gas Refining And Marketing Industry [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		442,000
Residential Construction Industry [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		442,015
Residential Construction Industry [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		442,015
Residential Construction Industry [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		0
Residential Construction Industry [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		$ 0

Investments (Schedule Of Unrealized Losses From Investments)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value	$ 0	$ 517,188
Less than 12 months, Unrealized Losses	0	53,352
12 months or greater, Fair Value	15,379	19,210
12 months or greater, Unrealized Losses	2,737	9,629
Total, Fair Value	15,379	536,398
Total, Unrealized Losses	2,737	62,981
Cement Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value	0	517,188
Less than 12 months, Unrealized Losses	0	53,352
12 months or greater, Fair Value	15,379	12,900
12 months or greater, Unrealized Losses	2,737	5,216
Total, Fair Value	15,379	530,088
Total, Unrealized Losses	2,737	58,568
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value		0
Less than 12 months, Unrealized Losses		0
12 months or greater, Fair Value		6,310
12 months or greater, Unrealized Losses		4,413
Total, Fair Value		6,310
Total, Unrealized Losses		$ 4,413

Investments (Schedule Of Available-For-Sale Securities Investments Results)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	$ 8,260,000	$ 10,888,000
Available-for-sales securities, gross unrealized gains	16,500,000	6,520,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	24,760,000	17,408,000
Deferred taxes on unrealized holdings gains	6,600,000	2,608,000
Unrealized gains recorded in equity, net of deferred tax	9,900,000	3,912,000
Cement Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	4,190,000	5,985,000
Available-for-sales securities, gross unrealized gains	8,290,000	2,765,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	12,480,000	8,750,000
General Buiding Materials Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	3,600,000	3,819,000
Available-for-sales securities, gross unrealized gains	2,150,000	765,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	5,750,000	4,584,000
Oil And Gas Refining And Marketing Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	470,000	782,000
Available-for-sales securities, gross unrealized gains	6,060,000	2,850,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	6,530,000	3,632,000
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost		302,000
Available-for-sales securities, gross unrealized gains		140,000
Available-for-sale securities, gross unrealized losses		0
Available-for-sale securities		$ 442,000

Investments (Investment-Related Cash Flow Schedule)(Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Proceeds from sale of equity sales		$ 6,799,194	$ 8,287,182	$ 412,532
Realized gain (loss) on equity securities		4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary impairment of equity securities	$ 400,000	$ 0	$ (415,287)	$ (858,787)

Property, Plant And Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Quarry Land [Member]	Dec. 31, 2011 Quarry Land [Member]	Dec. 31, 2012 Other Land [Member]	Dec. 31, 2011 Other Land [Member]	Dec. 31, 2012 Building Improvements [Member]	Dec. 31, 2011 Building Improvements [Member]	Dec. 31, 2012 Cement Manufacturing Equipment [Member]	Dec. 31, 2011 Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Ancillary Equipment [Member]	Dec. 31, 2011 Ancillary Equipment [Member]	Dec. 31, 2012 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2011 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Transportation And Mobile Equipment [Member]	Dec. 31, 2011 Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2011 Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Construction In Process [Member]	Dec. 31, 2011 Construction In Process [Member]	Dec. 31, 2012 Maximum [Member] Building Improvements [Member]	Dec. 31, 2012 Maximum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Maximum [Member] Ancillary Equipment [Member]	Dec. 31, 2012 Maximum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Maximum [Member] Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Minimum [Member] Building Improvements [Member]	Dec. 31, 2012 Minimum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Minimum [Member] Ancillary Equipment [Member]	Dec. 31, 2012 Minimum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Minimum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Minimum [Member] Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life																					39 years	25 years	10 years	15 years	7 years	10 years	15 years	15 years	5 years	5 years	3 years	3 years
Property, Plant and Equipment, Gross	$ 276,288,383	$ 269,147,009	$ 2,004,549	$ 2,004,549	$ 8,659,314	$ 8,611,090	$ 32,438,770	$ 32,308,167	$ 128,656,859	$ 125,998,453	$ 13,371,257	$ 13,279,851	$ 36,169,037	$ 35,550,946	$ 44,353,311	$ 43,355,665	$ 3,051,858	$ 2,897,792	$ 7,583,428	$ 5,140,496
Less - Accumulated depreciation and depletion	193,109,379	182,427,598
Property, Plant and Equipment, Net	$ 83,179,004	$ 86,719,411

Line Of Credit And Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of credit	$ 0		$ 0	$ 4,844,469
Amount outstanding borrowed as of 12/31	100,000		100,000
Frequency of payment		quarterly	quarterly	quarterly
Long term debt	10,921,781		10,921,781	10,223,160
Term Loan [Member]
Debt Instrument [Line Items]
Maturity date			Dec 31, 2017
Prime basis spread		(0.75%)		(0.75%)
Balance of term loan	10,000,000		10,000,000	9,000,000
Minimum interest rate		3.00%		3.00%
Weighted average interest rate	3.25%		3.25%	3.25%
Frequency of payment			quarterly	quarterly
Applicable interest rate during payment period	2.00%	3.25%		3.25%
Long term debt	10,000,000		10,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long term debt	10,110,137		10,110,137	9,043,690
Other [Member]
Debt Instrument [Line Items]
Long term debt	811,644		811,644	1,179,470
Amended [Member]
Debt Instrument [Line Items]
Obligation to maintain pledged investment account minimum			12,000,000
Receivables carrying value for collateral			17,200,000
Inventory carrying value for collateral			32,800,000
Investment account carrying value for collateral			24,700,000
Financial covenants minimum tangible net worth before accumulated other comprehensive income (loss)			95,000,000
Financial covenants minimum tangible net worth after accumulated other comprehensive income (loss)			85,000,000
Amount outstanding borrowed as of 12/31	0.1		0.1
Amended [Member] | Advancing Term Loan [Member]
Debt Instrument [Line Items]
Credit commitment	10,000,000		10,000,000
Maturity date			Dec 31, 2015
Balance of term loan	0		0
Amended [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Maturity date			Dec 31, 2017
Prime basis spread	(1.25%)		(1.25%)
Balance of term loan	10,000,000		10,000,000
Minimum interest rate			1.75%
Amended [Member] | Term Loan [Member] | B O K F, NA dba Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Term loan	10,000,000		10,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date			Dec 31, 2015
Prime basis spread		(0.50%)		(0.50%)
Revolving loan average outstanding balance			5,600,000	4,300,000
Amount outstanding borrowed as of 12/31				4,800,000
Minimum interest rate		3.50%		3.50%
Weighted average interest rate	3.50%		3.50%	3.50%
Applicable interest rate during payment period	1.75%	3.50%		3.50%
Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long term debt	100,000		100,000
Revolving Credit Facility [Member] | Amended [Member] | B O K F, NA dba Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Revolving loan	15,000,000		15,000,000
Maturity date			Dec 31, 2015
Revolving Credit Facility [Member] | Amended [Member] | Advancing Term Loan [Member]
Debt Instrument [Line Items]
Prime basis spread	(1.50%)		(1.50%)
Minimum interest rate			1.50%
Noncompete Payment Obligation [Member] | Other [Member]
Debt Instrument [Line Items]
Long term debt	500,000		500,000	700,000
Acquisition Of Kay Concrete [Member] | Other [Member]
Debt Instrument [Line Items]
Long term debt	$ 300,000		$ 300,000	$ 500,000

Line Of Credit And Long-Term Debt (Schedule Of Long-Term Debt)(Details) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total		$ 10,921,781	$ 10,223,160
Less current maturity of bank note payable		1,237,816	2,920,023
Total long-term debt		9,683,965	7,303,137
Quarterly payable		357,143
Frequency of payment	quarterly	quarterly	quarterly
Term Loan [Member]
Debt Instrument [Line Items]
Total		10,000,000
Maturity date		Dec 31, 2017
Frequency of payment		quarterly	quarterly
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total		10,110,137	9,043,690
Other [Member]
Debt Instrument [Line Items]
Total		811,644	1,179,470
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date		Dec 31, 2015
Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total		$ 100,000

Line Of Credit And Long-Term Debt (Schedule Of Aggregate Annual Maturitiest)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line Of Credit And long-Term Debt [Abstract]
2013	$ 1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
Total	$ 10,921,781	$ 10,223,160

Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Taxes currently payable	$ 995,000	$ 238,000	$ 134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$ 1,230,000	$ 240,000	$ (300,000)

Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory rate	34.00%	34.00%	34.00%
Threshold amount	$ 10,000,000	$ 10,000,000	$ 10,000,000
Computed at statutory rate	1,491,000	609,000	(25,000)
State income taxes, net of federal tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$ 1,230,000	$ 240,000	$ (300,000)
Statutory Rate Over $10 Million [Member]
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%

Income Taxes (Deferred Taxes Net Of Valuation Allowances) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Allowance for doubtful accounts	$ 255,000		$ 265,000
Accrued vacation	495,000		485,000
Net current deferred tax assets	750,000		750,000
Depreciation	(1,345,000)		(1,659,000)
Postretirement benefits	14,594,000		13,439,000
Pension liability	5,354,000		5,517,000
Unrealized holding gains	(6,600,000)		(2,608,000)
Tax carryforwards	978,000		1,435,000
Alternative minimum tax credit	352,000		470,000
Impairment on investments	719,000		941,000
Other, net	912,458		881,410
Net long-term deferred tax assets	14,964,458	[1]	18,416,410	[1]
Valuation allowances	$ 2,052,000		$ 1,415,000

[1]	net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Income Taxes (Expiration Dates Tax Carryforwards Net Of Valuation Allowances) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 978,000
2015 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	11,000
Expiration Date	2015
2016 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	50,000
Expiration Date	2016
2023 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	137,000
Expiration Date	2023
2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	263,000
Expiration Date	2024
2025 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	214,000
Expiration Date	2025
2026 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	131,000
Expiration Date	2026
2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	18,000
Expiration Date	2027
2028 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	40,000
Expiration Date	2028
2029 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 114,000
Expiration Date	2029

Pension And Postretirement Benefit Costs (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	6.00%	6.00%	6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 69,083	$ 64,533	$ 61,361
Defined contribution plan, employer matching percentage of percentage of employee contribution	25.00%	25.00%	25.00%
Defined contribution, expected employer contribution in the next fiscal year	70,000
Defined contribution, maximum match	2,500
Pension Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Expected contribution by the employer	2,470,000
Percentage allowance fluctuation before assets	5.00%
Postretirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Expected contribution by the employer	1,630,000
Current portion of accrued benefit cost	$ 1,630,000	$ 1,600,000

Pension And Postretirement Benefit Costs (Schedule Of Changes In Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 29,778,983		$ 26,083,446
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	34,927,243		36,557,978
Service cost	693,729		614,264		545,569
Interest cost	1,720,183		1,744,912		1,868,486
Acturial (gain)/loss	1,658,462		(2,869,661)		3,364,218
Benefits paid	(1,106,625)	[1]	(1,120,250)	[1]
Benefit obligation at end of year	37,892,992		34,927,243		36,557,978
Fair value of plan assets, beginning of year
Employer contributions	1,106,625	[1]	1,120,250	[1]
Fair value of plan assets, end of year
Discount rate	4.50%		5.00%
Trend Rate	8% for fiscal 2012 decreasing 1%/yr to 5%		9% for fiscal 2011 decreasing 1%/yr to 5%
Funded status = year-end benefit liability	$ (37,892,992)		$ (34,927,243)

[1]	Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Pension And Postretirement Benefit Costs (Schedule Of Accrued Postretirement Benefits) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Accrued postretirement benefits at beginning of year	$ (23,429,049)	$ (21,560,001)
Net periodic postretirement benefit cost	3,133,413	2,989,298	3,134,963
Employer contributions	1,167,785	1,186,222
Reitree drug subsidy	61,160	65,972
Accrued Postretirement Benefits	(25,455,837)	(23,429,049)	(21,560,001)
Accrued postretirement benefits at end of year	$ (25,455,837)	$ (23,429,049)	$ (21,560,001)

Pension And Postretirement Benefit Costs (Schedule Of Net Periodic Pension And Postretirement Benefit Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 693,729	$ 614,264	$ 545,569
Interest cost	1,720,183	1,744,912	1,868,486
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	770,253	680,874	771,660
Net periodic expense	$ 3,133,413	$ 2,989,298	$ 3,134,963
Discount rate	5.00%	5.50%	6.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%	9% for fiscal 2010 decreasing 1%/yr to 5%

Pension And Postretirement Benefit Costs (Schedule Of Amounts Recognized In The Balance Sheet) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (1,630,000)	$ (1,600,000)
Noncurrent liability	(36,262,992)	(33,327,243)
Net amount recognized	$ (37,892,992)	$ (34,927,243)

Pension And Postretirement Benefit Costs (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 12,553,882	$ 11,665,673
Prior service cost	(116,727)	(167,479)
Total	$ 12,437,155	$ 11,498,194

Pension And Postretirement Benefit Costs (Schedule Of Other Changes In Benefit Obligations Recognized In Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain)/loss	$ 1,658,462	$ (2,869,661)	$ 3,364,218
Amortization of actuarial loss	(770,253)	(680,874)	(771,660)
Amortization of prior service cost	50,752	50,752	50,752
Total recognized in other comprehensive income	$ 938,961	$ (3,499,783)	$ 2,643,310

Pension And Postretirement Benefit Costs (Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2012
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 865,723
Prior service credit	(50,752)
Total	$ 814,971

Pension And Postretirement Benefit Costs (Amortization Schedule Of Prior Service Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Date established	Dec 31, 2009
Initial Amount	$ (268,983)
Initial Period	5 years 3 months 18 days
Outstanding Balance	(116,727)
Annual amortization	$ (50,752)	$ (50,752)	$ (50,752)

Pension And Postretirement Benefit Costs (Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Interest cost and service cost for 2012: Amount prior to change	$ 2,413,912
Interest cost and service cost: Amount after 1% increase in change	2,855,717
Interest cost and service cost: Amount after 1% change decrease	2,061,612
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	441,805
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(352,300)
Accumulated postretirement benefit obligation: Amount prior to change	37,892,992
Accumulated postretirement benefit obligation: Amount after 1% increase	43,406,649
Accumulated postretirement benefit obligation: Amount after 1% decrease	32,592,525
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	5,513,657
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (5,300,467)

Pension And Postretirement Benefit Costs (Accumulated Postretirement Benefit Obligation (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 41,447,396	$ 38,228,400
Assuming Medicare Part D Subsidy Receipts [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	37,892,992
Assuming no Medicare Part D Subsidy receipts [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 40,234,367

Pension And Postretirement Benefit Costs (Schedule Of Expected Benefit Payments) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012
Postretirement Benefits [Member]
2013	$ 1,627,819
2014	1,783,550
2015	1,897,785
2016	1,940,507
2017	1,994,800
Five fiscal years ending	$ 10,529,561

Pension And Postretirement Benefit Costs (Funded Status And Pension Cost) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 29,778,983	$ 26,083,446
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	39,759,449	37,258,642
Service cost	799,030	751,666	668,980
Interest cost	1,976,494	2,020,706	2,063,316
Acturial (gain)/loss	2,403,021	1,605,833
Benefits paid	(1,917,482)	(1,877,398)
Benefit obligation at end of year	43,020,512	39,759,449	37,258,642
Fair value of plan assets, beginning of year	26,083,446	24,535,569
Actual return on plan assets	2,139,059	243,568
Employer contributions	3,473,960	3,181,707
Fair value of plan assets, end of year	29,778,983	26,083,446	24,535,569
Funded status = pension liabiliity, end of year	$ (13,241,529)	$ (13,676,003)

Pension And Postretirement Benefit Costs (Pension Accumulated Benefit Obligation) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation, end of year	$ 41,447,396	$ 38,228,400

Pension And Postretirement Benefit Costs (Schedule Of Pension Amounts Recognized In The Balance Sheet) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (13,241,529)	$ (13,676,003)
Net amount recognized	$ (13,241,529)	$ (13,676,003)

Pension And Postretirement Benefit Costs (Schedule Of Pension Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 16,767,679	$ 15,657,138
Prior service cost	729,939	838,702
Total	17,497,618	16,495,840
Less: Deferred tax	7,000,000	6,600,000
Additional pension liabilitiy, net of deferred tax	$ 10,497,618	$ 9,895,840

Pension And Postretirement Benefit Costs (Schedule Of Other Changes In Pension Benefit Obligations Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum pension liability, net of deferrred tax	$ (601,778)	$ (1,366,399)	$ (453,765)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss	2,345,135	3,299,366	1,732,397
Amortization of actuarial loss	(1,234,594)	(912,989)	(868,654)
Amortization of prior service cost	(108,763)	(109,978)	(109,978)
Total recognized in other comprehensive income	1,001,778	2,276,399	753,765
Less: Deferred tax	400,000	910,000	300,000
Minimum pension liability, net of deferrred tax	$ 601,778	$ 1,366,399	$ 453,765

Pension And Postretirement Benefit Costs (Estimated Pension Amounts To Be Amortized From Accumulated Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 1,380,000
Prior service credit	101,000
Total	$ 1,481,000

Pension And Postretirement Benefit Costs (Amortization Schedule Of Pension Prior Service Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits Unrecognized Prior Service Cost 1996 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	$ 162,785
Initial Period	15 years 10 months 17 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	0
Annual amortization	9,035
Pension Benefits, Unrecognized Prior Service Cost 1999 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	37,715
Initial Period	16 years 6 months 11 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	8,049
Annual amortization	2,282
Pension Benefits, Unrecognized Prior Service Cost 2001 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	409,804
Initial Period	15 years 8 months 29 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	123,496
Annual amortization	26,028
Pension Benefits, Unrecognized Prior Service Cost 2003 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	22,267
Initial Period	13 years 2 months 23 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	7,120
Annual amortization	1,683
Pension Benefits, Unrecognized Prior Service Cost 2007 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	876,119
Initial Period	13 years 4 months 28 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	549,454
Annual amortization	65,333
Pension Benefits, Unrecognized Prior Service Cost 2009 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	55,026
Initial Period	12 years 6 months
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	41,820
Annual amortization	4,402
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	729,939	838,702
Annual amortization	$ 108,763	$ 109,978	$ 109,978

Pension And Postretirement Benefit Costs (Cumulative Empoyer Contributions In Excess Of Net Periodic Pension Cost) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Cumulative balance at beginning of year	$ 2,819,837	$ 1,496,368
Net periodic pension cost	2,037,708	1,858,238	1,985,592
Employer contributions	3,473,960	3,181,707
Cumulative balance at end of year	$ 4,256,089	$ 2,819,837	$ 1,496,368

Pension And Postretirement Benefit Costs (Weighted Average Assumptions) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%
Discount rate	5.00%	5.50%	6.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%

Pension And Postretirement Benefit Costs (Schedule Of Net Periodic Pension Costs) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 799,030	$ 751,666	$ 668,980
Interest cost	1,976,494	2,020,706	2,063,316
Less: Expected return on plan assets	(2,081,173)	(1,937,101)	(1,725,336)
Amortization of prior service cost	108,763	109,978	109,978
Recognized net actuarial loss	1,234,594	912,989	868,654
Net periodic expense	$ 2,037,708	$ 1,858,238	$ 1,985,592

Pension And Postretirement Benefit Costs (Allocation Percentages) (Details) (Pension Benefits [Member])	12 Months Ended
Dec. 31, 2012
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	60.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	40.00%

Pension And Postretirement Benefit Costs (Plan Assets By Category) (Details) (Pension Benefits [Member])	Dec. 31, 2012	Dec. 31, 2011
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	60.00%	59.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	28.00%	33.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	12.00%	8.00%

Pension And Postretirement Benefit Costs (Fair Value Of Pension Plan Assets By Asset Category) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 29,778,983	$ 26,083,446
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,614,499	2,178,779
Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,886,542	968,780
Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,872,477	1,337,053
Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	610,250	1,047,271
Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,111,021	1,586,710
Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,331,728	1,243,017
Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,107,767	2,193,419
Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,908,829	2,531,761
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,417,891	2,291,527
Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,078,180	1,012,703
Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,178,734	1,230,939
Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	227,115
Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,855,861	2,018,801
Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	542,869	349,143
U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	5,035,220	6,093,543
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	29,778,983	26,083,446	24,535,569
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	21,345,033	17,621,959
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,614,499	2,178,779
Fair Value, Inputs, Level 1 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,886,542	968,780
Fair Value, Inputs, Level 1 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,872,477	1,337,053
Fair Value, Inputs, Level 1 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	610,250	1,047,271
Fair Value, Inputs, Level 1 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,111,021	1,586,710
Fair Value, Inputs, Level 1 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,331,728	1,243,017
Fair Value, Inputs, Level 1 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,107,767	2,193,419
Fair Value, Inputs, Level 1 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,908,829	2,531,761
Fair Value, Inputs, Level 1 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,417,891	2,291,527
Fair Value, Inputs, Level 1 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,078,180	1,012,703
Fair Value, Inputs, Level 1 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,178,734	1,230,939
Fair Value, Inputs, Level 1 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	227,115
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	8,433,950	8,461,487
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0
Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,855,861	2,018,801
Fair Value, Inputs, Level 2 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	542,869	349,143
Fair Value, Inputs, Level 2 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	5,035,220	6,093,543
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0
Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 0	$ 0

Pension And Postretirement Benefit Costs (Schedule Of Expected Pension Benefit Payments) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012
Pension Benefits [Member]
2013	$ 2,320,384
2014	2,361,828
2015	2,467,854
2016	2,650,762
2017	2,649,221
Five fiscal years ending	$ 14,202,296

Pension And Postretirement Benefit Costs (Schedule Of Multiemployer Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
Contributions	$ 299,076	$ 253,404	$ 275,603
Collective bargaining agreement expiring 3/31/2015 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	35.00%
Collective bargaining agreement expiring 4/30/2014 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	65.00%
Central States, Southeast, and Southwest Areas Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions	261,694	222,748	241,585
Other funds [Member]
Multiemployer Plans [Line Items]
Contributions	$ 37,382	$ 30,656	$ 34,018

Significant estimates And Certain Concentrations (Details)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of employees that are union employees	16.00%
Unionized Employees Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of employees that are covered by various collective bargaining agreements	28.00%
Percentage of union employees covered by a contract that expires in 2013	57.00%

Lines Of Business (Narrative)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cement Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	$ 7,160,000	$ 7,150,000	$ 7,400,000
Capital expenditures	6,005,443	4,162,430	2,549,023
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	4,560,000	4,250,000	3,900,000
Capital expenditures	$ 2,203,112	$ 3,820,728	$ 2,920,830

Lines Of Business (Summary Of Business Segment) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									$ 151,773,984	$ 122,064,884	$ 121,184,834
Intersegment sales									0	0	0
Total net sales	40,348,459	42,261,929	41,165,502	27,998,094	34,704,899	38,565,133	31,384,137	17,410,715	151,773,984	122,064,884	121,184,834
Income (loss) from operations	(267,643)	(472,598)	4,567,050	(3,524,458)	2,381,765	1,994,572	132,568	(7,484,719)	302,351	(2,975,814)	142,132
Other income, net									4,083,366	4,768,122	(218,210)
Income (Loss) before income taxes									4,385,717	1,792,308	(76,078)
Identifiable Assets	133,827,397				131,183,271				133,827,397	131,183,271	127,098,705
Total Assets	181,288,145				173,654,810				181,288,145	173,654,810	174,098,828
Cement Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									53,616,941	46,801,814	49,436,170
Intersegment sales									20,027,870	15,342,831	14,846,799
Total net sales									73,644,811	62,144,645	64,282,969
Income (loss) from operations									10,243,708	1,502,909	6,147,514
Identifiable Assets	88,491,938				84,843,017				88,491,938	84,843,017	89,992,392
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									98,157,043	75,263,070	71,748,664
Intersegment sales									4,563	42,383	14,667
Total net sales									98,161,606	75,305,453	71,763,331
Income (loss) from operations									(9,941,357)	(4,478,723)	(6,005,382)
Identifiable Assets	45,335,459				46,340,254				45,335,459	46,340,254	37,106,313
Adjustments and Elimination [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									0	0	0
Intersegment sales									(20,032,433)	(15,385,214)	(14,861,466)
Total net sales									(20,032,433)	(15,385,214)	(14,861,466)
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 47,460,748				$ 42,471,539				$ 47,460,748	$ 42,471,539	$ 47,000,123

Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
NET SALES	$ 40,348,459	$ 42,261,929	$ 41,165,502	$ 27,998,094	$ 34,704,899	$ 38,565,133	$ 31,384,137	$ 17,410,715	$ 151,773,984	$ 122,064,884	$ 121,184,834
Gross profit (loss) from operations	4,035,931	3,621,328	8,464,391	509,968	6,740,135	5,859,620	4,155,964	(3,653,415)	16,631,618	13,102,304	16,207,122
Income (Loss) from operations	(267,643)	(472,598)	4,567,050	(3,524,458)	2,381,765	1,994,572	132,568	(7,484,719)	302,351	(2,975,814)	142,132
Net income (loss)	(202,179)	2,260,374	3,336,857	(2,239,335)	1,874,165	1,068,656	2,675,264	(4,065,777)	3,155,717	1,552,308	223,922
Basic earnings (loss) per share	$ (0.04)	$ 0.56	$ 0.83	$ (0.56)	$ 0.47	$ 0.26	$ 0.66	$ (1.01)	$ 0.79	$ 0.38	$ 0.06
Loss on impairment of equity investments					0	(415,287)	0	0	0	415,287	858,787
Loss resulted from change in estimate in construction contracts during the fourth quarter of 2012	$ 4,900,000

Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized appreciation on available for sale securities, beginning balance	$ 3,912,000	$ 6,168,000
Change in unrealized appreciation on available-for-sale securities	5,988,000	(2,256,000)	3,522,000
Unrealized appreciation on available for sale securities, ending balance	9,900,000	3,912,000	6,168,000
Pension liablity adjustment, beginning balance	(9,895,840)	(8,529,441)
Pension liability adjustment, changes	(601,778)	(1,366,399)	(453,765)
Pension liability adjustment, ending balance	(10,497,618)	(9,895,840)	(8,529,441)
Postretirement liability adjustment, beginning balance	(6,213,194)	(8,312,977)
Postretirement liability adjustment, changes	(563,961)	2,099,783	(908,310)
Postretirement liability adjustment, ending balance	(6,777,155)	(6,213,194)	(8,312,977)
Accumulated other comprehensive income (loss), beginning balance	(12,197,034)	(10,674,418)
Other comprehensive income (loss)	4,822,261	(1,522,616)
Accumulated other comprehensive income (loss), ending balance	$ (7,374,773)	$ (12,197,034)	$ (10,674,418)